                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    DECEMBER 31
                         -------------------------------------------------------

Date of reporting period:   JUNE 30, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

Equity Growth Fund
Income & Growth Fund
Small Company Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

EQUITY GROWTH
Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
Portfolio Commentary                                                           4

INCOME & GROWTH

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for Equity Growth,

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Equity Growth,
Income & Growth, and Small Company funds for the six months ended June 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
December 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Equity Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                    -------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          10.27%      -0.94%      10.64%      11.19%       5/9/91
--------------------------------------------------------------------------------
S&P 500 INDEX(1)         6.32%      -2.37%       9.94%      10.56%         --
--------------------------------------------------------------------------------
Institutional Class     10.49%      -0.73%         --        4.94%       1/2/98
--------------------------------------------------------------------------------
Advisor Class           10.06%      -1.19%         --        4.28%       10/9/97
--------------------------------------------------------------------------------
C Class                  9.25%         --          --        2.48%       7/18/01
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

Equity Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
----------------------------------------------------------------------------------------------------
                 1996     1997     1998     1999    2000     2001     2002    2003     2004    2005
----------------------------------------------------------------------------------------------------
Investor Class  24.23%   34.53%   37.74%   14.61%   9.35%  -15.34%  -16.81%   1.35%   21.20%  10.27%
----------------------------------------------------------------------------------------------------
S&P 500 Index   26.00%   34.70%   30.16%   22.76%   7.25%  -14.83%  -17.99%   0.25%   19.11%   6.32%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Equity Growth - Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, AND FEI ZOU

PERFORMANCE SUMMARY

Equity Growth returned 1.53%* in the six months ended June 30, 2005, surpassing the 0.81% decline of the S&P 500 Index.

ECONOMIC REVIEW

The U.S. economy expanded at a moderate pace in the first half of 2005--the annualized real rate of GDP growth was 3.8% in the first quarter and was anticipated to be between 3% and 4% in the second. Growth slowed from 4.4% in
2004 as short-term U.S. interest rates and oil prices rose. The Federal Reserve raised its overnight interest rate target four times in six months, from 2.25%
to 3.25%, the highest since September 2001. Meanwhile, the price of a barrel of crude oil jumped 30%, from $43.45 to $56.50, closing above $60 in the interim in late June. Core inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of June 30, 2005 was 2.2%, the same as for all of 2004. As economic growth slowed and inflation remained low, longer-term interest rates and bond yields fell. The combination of rising short-term and falling long-term rates reduced the difference between the two, resulting in a "flatter" Treasury yield curve, often a harbinger of slower economic growth and tame inflation.

STOCK MARKET REVIEW

The S&P 500 declined 0.81% in the first half of 2005, after dropping 2.15% in the first quarter and regaining 1.37% in the second. The large-cap benchmark underperformed its smaller-cap counterparts for the full six months--the S&P
MidCap 400 and SmallCap 600 indices gained 3.85% and 1.79%, respectively. The full S&P 500 also trailed its value subindex, which eked out a 0.09% gain compared with a 1.73% loss for the growth subindex. As the large-cap growth style struggled, the sector that detracted most from the S&P 500's first-half performance was information technology. Conversely, the energy sector was the biggest positive contributor, gaining nearly 20% as oil prices rose.

PORTFOLIO OVERVIEW

Equity Growth outperformed the S&P 500, its benchmark, in large part through effective securities selection. Strong picks in the financial sector provided

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.7%                  2.6%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.1%                  2.6%
--------------------------------------------------------------------------------
Intel Corp.                                 3.0%                  2.8%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.0%                  3.2%
--------------------------------------------------------------------------------
American Express Co.                        2.0%                  2.1%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           2.0%                  0.8%
--------------------------------------------------------------------------------
Sunoco, Inc.                                1.9%                  1.6%
--------------------------------------------------------------------------------
Chevron Corp.                               1.9%                  2.4%
--------------------------------------------------------------------------------
Countrywide Financial
Corporation                                 1.8%                  1.8%
--------------------------------------------------------------------------------
McKesson Corp.                              1.7%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

Equity Growth - Portfolio Commentary

the portfolio's largest relative return, followed closely by health care stocks.
Securities choices among the information technology and materials sectors accounted for the greatest drag on portfolio relative performance.

FINANCIAL AND HEALTH CARE STOCKS OUTPERFORM

Securities selection worked best in the financial group, where there were strong contributors in the insurance, thrifts and mortgages, and diversified financial services industries. Insurer American International Group, Inc. (AIG) was the
sector's strongest relative contributor. The stock declined 11.16% during the six-month period. However, because the portfolio's AIG holding was sharply underweighted versus the benchmark, the portfolio avoided much of the stock's drag on the index. In health care, provider CIGNA Corp. was a leading contributor, with an overweighted stake. The stock had a 31.28% market return during the six-month period.

INFORMATION TECHNOLOGY AND MATERIALS STOCKS LAG

Information technology holdings disappointed. Technology services provider
Computer Sciences Corp. detracted from portfolio performance. The stock was overweighted relative to the index. Computer Sciences slid 22.48% over the six-month period. In the materials sector, metals and mining industry stocks were notably weak. United States Steel Corp., overweighted in the portfolio, was a major detractor; the stock fell 32.66% during the period.

OUR COMMITMENT

Equity Growth maintains a structured, disciplined investment approach for both stock selection and portfolio construction. The portfolio incorporates both growth and value measures into its stock selection process to seek consistent long-term performance.

EQUITY GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Sunoco, Inc.                               1.89%                  0.07%
--------------------------------------------------------------------------------
McKesson Corp.                             1.74%                  0.12%
--------------------------------------------------------------------------------
Countrywide
Financial Corporation                      1.80%                  0.21%
--------------------------------------------------------------------------------
Intel Corp.                                3.06%                  1.48%
--------------------------------------------------------------------------------
Black & Decker
Corporation                                1.61%                  0.07%
--------------------------------------------------------------------------------

EQUITY GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                         --                   3.38%
--------------------------------------------------------------------------------
Citigroup Inc.                               --                   2.21%
--------------------------------------------------------------------------------
Microsoft Corporation                      0.49%                  2.30%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        --                   1.48%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                   1.39%
--------------------------------------------------------------------------------

------
5

Equity Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%

AIR FREIGHT & LOGISTICS -- 0.6%
--------------------------------------------------------------------------------
           18,646  FedEx Corporation                                 $    1,511
--------------------------------------------------------------------------------
          149,244  United Parcel Service, Inc. Cl B                      10,321
--------------------------------------------------------------------------------
                                                                         11,832
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          147,672  Southwest Airlines Co.                                 2,057
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.1%
--------------------------------------------------------------------------------
          114,389  Autoliv, Inc.                                          5,010
--------------------------------------------------------------------------------
          729,790  Goodyear Tire & Rubber Co.
                   (The)(1)(2)                                           10,874
--------------------------------------------------------------------------------
          251,741  TRW Automotive Holdings
                   Corp.(1)(2)                                            6,170
--------------------------------------------------------------------------------
                                                                         22,054
--------------------------------------------------------------------------------
BEVERAGES -- 1.6%
--------------------------------------------------------------------------------
            9,445  Molson Coors Brewing Co.                                 586
--------------------------------------------------------------------------------
          734,116  Pepsi Bottling Group Inc.                             21,003
--------------------------------------------------------------------------------
          427,842  PepsiAmericas Inc.(2)                                 10,978
--------------------------------------------------------------------------------
                                                                         32,567
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.2%
--------------------------------------------------------------------------------
          518,289  Amgen Inc.(1)                                         31,336
--------------------------------------------------------------------------------
          345,959  Applera Corporation-Applied
                   Biosystems Group                                       6,805
--------------------------------------------------------------------------------
          105,475  Cephalon, Inc.(1)(2)                                   4,199
--------------------------------------------------------------------------------
           18,057  Gilead Sciences, Inc.(1)                                 794
--------------------------------------------------------------------------------
            8,835  Invitrogen Corp.(1)(2)                                   736
--------------------------------------------------------------------------------
                                                                         43,870
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           49,509  USG Corp.(1)(2)                                        2,104
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.6%
--------------------------------------------------------------------------------
           96,681  Edwards (A.G.), Inc.(2)                                4,365
--------------------------------------------------------------------------------
           93,495  Franklin Resources, Inc.                               7,197
--------------------------------------------------------------------------------
                                                                         11,562
--------------------------------------------------------------------------------
CHEMICALS -- 2.2%
--------------------------------------------------------------------------------
          373,221  Eastman Chemical Company                              20,583
--------------------------------------------------------------------------------
          203,258  FMC Corp.(1)(2)                                       11,411
--------------------------------------------------------------------------------
          187,834  Monsanto Co.                                          11,809
--------------------------------------------------------------------------------
                                                                         43,803
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 7.0%
--------------------------------------------------------------------------------
        1,348,072  Bank of America Corp.                                 61,486
--------------------------------------------------------------------------------
          223,761  Comerica Inc.                                         12,933
--------------------------------------------------------------------------------
          539,438  Wachovia Corp.                                        26,756
--------------------------------------------------------------------------------
          647,308  Wells Fargo & Co.                                     39,861
--------------------------------------------------------------------------------
                                                                        141,036
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
          101,461  Cendant Corporation                                    2,270
--------------------------------------------------------------------------------
           90,790  Deluxe Corp.(2)                                        3,686
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          416,914  Equifax Inc.                                      $   14,887
--------------------------------------------------------------------------------
          373,203  John H. Harland Company                               14,182
--------------------------------------------------------------------------------
           65,388  Republic Services, Inc. Cl A                           2,355
--------------------------------------------------------------------------------
                                                                         37,380
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.3%
--------------------------------------------------------------------------------
          293,292  Cisco Systems Inc.(1)                                  5,605
--------------------------------------------------------------------------------
          274,506  Harris Corp.                                           8,567
--------------------------------------------------------------------------------
        1,768,757  Motorola, Inc.                                        32,298
--------------------------------------------------------------------------------
                                                                         46,470
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.9%
--------------------------------------------------------------------------------
          555,079  Apple Computer, Inc.(1)                               20,432
--------------------------------------------------------------------------------
          556,572  Dell Inc.(1)                                          21,990
--------------------------------------------------------------------------------
           20,602  Intergraph Corp.(1)(2)                                   710
--------------------------------------------------------------------------------
          186,168  International Business
                   Machines Corp.                                        13,814
--------------------------------------------------------------------------------
           67,253  Western Digital Corp.(1)                                 903
--------------------------------------------------------------------------------
                                                                         57,849
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 4.0%
--------------------------------------------------------------------------------
          761,006  American Express Co.                                  40,507
--------------------------------------------------------------------------------
          376,335  Capital One Financial Corp.                           30,111
--------------------------------------------------------------------------------
          120,815  CompuCredit Corp.(1)(2)                                4,142
--------------------------------------------------------------------------------
           46,157  Nelnet Inc. Cl A(1)(2)                                 1,536
--------------------------------------------------------------------------------
           91,857  WFS Financial Inc.(1)                                  4,658
--------------------------------------------------------------------------------
                                                                         80,954
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.7%
--------------------------------------------------------------------------------
           96,725  Greif, Inc. Cl A(2)                                    5,910
--------------------------------------------------------------------------------
          135,037  Silgan Holdings Inc.                                   7,594
--------------------------------------------------------------------------------
                                                                         13,504
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
--------------------------------------------------------------------------------
           49,784  ALLTEL Corp.(2)                                        3,101
--------------------------------------------------------------------------------
          146,515  AT&T Corp.                                             2,790
--------------------------------------------------------------------------------
          282,331  BellSouth Corp.                                        7,502
--------------------------------------------------------------------------------
           21,268  CenturyTel Inc.                                          737
--------------------------------------------------------------------------------
          114,011  Commonwealth Telephone
                   Enterprise Inc.(2)                                     4,778
--------------------------------------------------------------------------------
          265,449  SBC Communications Inc.                                6,304
--------------------------------------------------------------------------------
          533,337  Sprint Corp.                                          13,381
--------------------------------------------------------------------------------
          457,497  Verizon Communications                                15,806
--------------------------------------------------------------------------------
                                                                         54,399
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.1%
--------------------------------------------------------------------------------
          126,680  Edison International                                   5,137
--------------------------------------------------------------------------------
           99,216  Entergy Corp.                                          7,496
--------------------------------------------------------------------------------
          133,403  Exelon Corporation                                     6,848
--------------------------------------------------------------------------------
           35,088  TXU Corp.                                              2,915
--------------------------------------------------------------------------------
                                                                         22,396
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
--------------------------------------------------------------------------------
            5,132  Amphenol Corp. Cl A                                      206
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Equity Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
--------------------------------------------------------------------------------
          349,931  Cal Dive International Inc.(1)(2)                 $   18,326
--------------------------------------------------------------------------------
           24,762  Veritas DGC Inc.(1)                                      687
--------------------------------------------------------------------------------
                                                                         19,013
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
          225,568  7-Eleven, Inc.(1)(2)                                   6,821
--------------------------------------------------------------------------------
          144,446  BJ's Wholesale Club Inc.(1)(2)                         4,693
--------------------------------------------------------------------------------
           59,573  Longs Drug Stores Corp.(2)                             2,565
--------------------------------------------------------------------------------
                                                                         14,079
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 3.8%
--------------------------------------------------------------------------------
          877,753  Archer-Daniels-Midland Co.                            18,766
--------------------------------------------------------------------------------
          118,425  Bunge Ltd.                                             7,508
--------------------------------------------------------------------------------
          216,234  Chiquita Brands International
                   Inc.(2)                                                5,938
--------------------------------------------------------------------------------
          207,040  General Mills, Inc.                                    9,687
--------------------------------------------------------------------------------
          132,191  Gold Kist Inc.(1)(2)                                   2,853
--------------------------------------------------------------------------------
          813,544  Pilgrim's Pride Corp.(2)                              27,766
--------------------------------------------------------------------------------
            2,337  Seaboard Corp.(2)                                      3,889
--------------------------------------------------------------------------------
                                                                         76,407
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.3%
--------------------------------------------------------------------------------
          918,957  UGI Corp.                                             25,639
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
          529,174  Becton Dickinson & Co.                                27,766
--------------------------------------------------------------------------------
            8,671  Kinetic Concepts Inc.(1)                                 520
--------------------------------------------------------------------------------
           56,171  Mettler-Toledo International, Inc.(1)                  2,616
--------------------------------------------------------------------------------
                                                                         30,902
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.7%
--------------------------------------------------------------------------------
          122,676  Aetna Inc.                                            10,160
--------------------------------------------------------------------------------
          293,192  AmerisourceBergen Corp.(2)                            20,274
--------------------------------------------------------------------------------
          272,200  Cardinal Health, Inc.                                 15,673
--------------------------------------------------------------------------------
          181,978  Kindred Healthcare Inc.(1)(2)                          7,208
--------------------------------------------------------------------------------
          778,809  McKesson Corp.                                        34,884
--------------------------------------------------------------------------------
          126,338  UnitedHealth Group Incorporated                        6,587
--------------------------------------------------------------------------------
                                                                         94,786
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
--------------------------------------------------------------------------------
          500,453  Darden Restaurants, Inc.                              16,505
--------------------------------------------------------------------------------
          141,875  McDonald's Corporation                                 3,937
--------------------------------------------------------------------------------
                                                                         20,442
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.6%
--------------------------------------------------------------------------------
          359,043  Black & Decker Corporation                            32,260
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          131,530  Clorox Company                                         7,329
--------------------------------------------------------------------------------
          123,844  Energizer Holdings Inc.(1)                             7,699
--------------------------------------------------------------------------------
                                                                         15,028
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
          415,783  Tyco International Ltd.                               12,141
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
INSURANCE -- 7.5%
--------------------------------------------------------------------------------
          100,362  Arch Capital Group Ltd.(1)                        $    4,521
--------------------------------------------------------------------------------
          249,886  Axis Capital Holdings Limited                          7,072
--------------------------------------------------------------------------------
          736,977  Berkley (W.R.) Corp.                                  26,295
--------------------------------------------------------------------------------
          237,416  Chubb Corp.                                           20,325
--------------------------------------------------------------------------------
          648,069  Endurance Specialty Holdings Ltd.                     24,510
--------------------------------------------------------------------------------
          321,187  First American Financial Corp.
                   (The)                                                 12,892
--------------------------------------------------------------------------------
          104,179  HCC Insurance Holdings, Inc.(2)                        3,945
--------------------------------------------------------------------------------
           78,367  Loews Corp.                                            6,073
--------------------------------------------------------------------------------
           35,347  Platinum Underwriters Holdings                         1,125
--------------------------------------------------------------------------------
           84,339  Protective Life Corporation                            3,561
--------------------------------------------------------------------------------
          490,292  Prudential Financial Inc.                             32,193
--------------------------------------------------------------------------------
            2,457  Selective Insurance Group(2)                             122
--------------------------------------------------------------------------------
          122,040  Zenith National Insurance Corp.                        8,282
--------------------------------------------------------------------------------
                                                                        150,916
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
          832,597  Earthlink Inc.(1)(2)                                   7,210
--------------------------------------------------------------------------------
IT SERVICES -- 1.3%
--------------------------------------------------------------------------------
          179,086  Acxiom Corp.(2)                                        3,739
--------------------------------------------------------------------------------
            7,513  Alliance Data Systems Corp.(1)(2)                        305
--------------------------------------------------------------------------------
          520,427  Computer Sciences Corp.(1)                            22,743
--------------------------------------------------------------------------------
                                                                         26,787
--------------------------------------------------------------------------------
MACHINERY -- 1.5%
--------------------------------------------------------------------------------
          345,459  Cummins Inc.                                          25,774
--------------------------------------------------------------------------------
           28,917  Danaher Corp.                                          1,514
--------------------------------------------------------------------------------
           56,466  Kennametal Inc.(2)                                     2,589
--------------------------------------------------------------------------------
           18,420  Toro Co. (The)(2)                                        711
--------------------------------------------------------------------------------
                                                                         30,588
--------------------------------------------------------------------------------
MEDIA -- 6.0%
--------------------------------------------------------------------------------
        1,302,010  Disney (Walt) Co.                                     32,785
--------------------------------------------------------------------------------
           62,535  John Wiley & Sons Inc. Cl A(2)                         2,485
--------------------------------------------------------------------------------
          295,547  Pixar(1)(2)                                           14,792
--------------------------------------------------------------------------------
          199,909  Regal Entertainment Group(2)                           3,774
--------------------------------------------------------------------------------
        2,024,348  Time Warner Inc.(1)                                   33,826
--------------------------------------------------------------------------------
        1,009,797  Viacom, Inc. Cl B                                     32,334
--------------------------------------------------------------------------------
                                                                        119,996
--------------------------------------------------------------------------------
METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
           17,338  Nucor Corp.                                              791
--------------------------------------------------------------------------------
          274,623  Phelps Dodge Corp.                                    25,403
--------------------------------------------------------------------------------
           43,844  Quanex Corporation                                     2,324
--------------------------------------------------------------------------------
          125,986  United States Steel Corp.(2)                           4,330
--------------------------------------------------------------------------------
                                                                         32,848
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.2%
--------------------------------------------------------------------------------
          829,893  AES Corporation (The)(1)                              13,594
--------------------------------------------------------------------------------
          197,911  Constellation Energy Group Inc.                       11,417
--------------------------------------------------------------------------------
                                                                         25,011
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Equity Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.7%
--------------------------------------------------------------------------------
          426,393  Federated Department Stores,
                   Inc.                                              $   31,246
--------------------------------------------------------------------------------
           19,482  Sears Holdings Corp.(1)(2)                             2,920
--------------------------------------------------------------------------------
                                                                         34,166
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.4%
--------------------------------------------------------------------------------
          526,220  Xerox Corp.(1)                                         7,257
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 8.7%
--------------------------------------------------------------------------------
          667,413  Chevron Corp.                                         37,322
--------------------------------------------------------------------------------
          218,500  ConocoPhillips                                        12,562
--------------------------------------------------------------------------------
        1,300,619  Exxon Mobil Corp.                                     74,746
--------------------------------------------------------------------------------
           74,737  Marathon Oil Corp.                                     3,989
--------------------------------------------------------------------------------
           75,194  Premcor Inc.                                           5,578
--------------------------------------------------------------------------------
          332,237  Sunoco, Inc.                                          37,769
--------------------------------------------------------------------------------
           36,618  Valero Energy Corp.                                    2,897
--------------------------------------------------------------------------------
                                                                        174,863
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          649,796  Louisiana-Pacific Corp.(2)                            15,972
--------------------------------------------------------------------------------
          149,009  Potlatch Corp.                                         7,798
--------------------------------------------------------------------------------
          125,174  Weyerhaeuser Co.                                       7,967
--------------------------------------------------------------------------------
                                                                         31,737
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.4%
--------------------------------------------------------------------------------
           55,179  Allergan, Inc.                                         4,703
--------------------------------------------------------------------------------
          935,579  Johnson & Johnson                                     60,814
--------------------------------------------------------------------------------
          323,205  King Pharmaceuticals, Inc.(1)                          3,368
--------------------------------------------------------------------------------
          105,808  Kos Pharmaceuticals, Inc.(1)(2)                        6,930
--------------------------------------------------------------------------------
          777,868  Merck & Co., Inc.                                     23,958
--------------------------------------------------------------------------------
        1,028,041  Pfizer, Inc.                                          28,353
--------------------------------------------------------------------------------
                                                                        128,126
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
--------------------------------------------------------------------------------
              514  CBL & Associates Properties, Inc.                         22
--------------------------------------------------------------------------------
           17,031  Taubman Centers Inc.(2)                                  581
--------------------------------------------------------------------------------
          203,738  Trizec Properties Inc.                                 4,191
--------------------------------------------------------------------------------
                                                                          4,794
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
            7,660  Burlington Northern Santa Fe
                   Corp.                                                    361
--------------------------------------------------------------------------------
           37,061  Union Pacific Corp.                                    2,401
--------------------------------------------------------------------------------
                                                                          2,762
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.0%
--------------------------------------------------------------------------------
        2,348,394  Intel Corp.                                           61,199
--------------------------------------------------------------------------------
SOFTWARE -- 1.9%
--------------------------------------------------------------------------------
           79,875  Autodesk, Inc.                                         2,745
--------------------------------------------------------------------------------
          223,579  Intuit Inc.(1)                                        10,085
--------------------------------------------------------------------------------
          391,448  Microsoft Corporation                                  9,724
--------------------------------------------------------------------------------
          660,343  Oracle Corp.(1)                                        8,717
--------------------------------------------------------------------------------
        1,031,731  Parametric Technology Corp.(1)                         6,582
--------------------------------------------------------------------------------

Shares/Principal Amount                  ($ IN THOUSANDS)              Value
--------------------------------------------------------------------------------
           51,732  Symantec Corp.(1)                                 $    1,125
--------------------------------------------------------------------------------
                                                                         38,978
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.6%
--------------------------------------------------------------------------------
           11,696  Advance Auto Parts, Inc.(1)(2)                           755
--------------------------------------------------------------------------------
          153,888  American Eagle Outfitters, Inc.                        4,717
--------------------------------------------------------------------------------
           80,740  Barnes & Noble Inc.(1)                                 3,133
--------------------------------------------------------------------------------
          106,882  Children's Place Retail Stores, Inc.
                   (The)(1)(2)                                            4,988
--------------------------------------------------------------------------------
          503,856  Home Depot, Inc.                                      19,600
--------------------------------------------------------------------------------
          575,518  Michaels Stores, Inc.                                 23,808
--------------------------------------------------------------------------------
           93,335  Movie Gallery Inc.(2)                                  2,467
--------------------------------------------------------------------------------
          275,287  Payless ShoeSource, Inc.(1)(2)                         5,286
--------------------------------------------------------------------------------
          333,059  Rent-A-Center Inc.(1)                                  7,757
--------------------------------------------------------------------------------
                                                                         72,511
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.4%
--------------------------------------------------------------------------------
           21,475  Corus Bankshares Inc.(2)                               1,192
--------------------------------------------------------------------------------
          932,784  Countrywide Financial
                   Corporation                                           36,015
--------------------------------------------------------------------------------
           61,696  Downey Financial Corp.(2)                              4,516
--------------------------------------------------------------------------------
          495,715  Golden West Financial Corp.                           31,914
--------------------------------------------------------------------------------
          348,905  Washington Mutual, Inc.                               14,197
--------------------------------------------------------------------------------
                                                                         87,834
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,766,134)                                                     2,002,323
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

           $7,200  FHLMC Discount Notes, 2.60%,
                   7/1/05(4)
(Cost $7,200)                                                             7,200
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(5) -- 9.0%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.35%, dated 6/30/05, due
7/1/05 (Delivery value $112,055)                                        112,045
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.44%, dated 6/30/05, due 7/1/05 (Delivery
value $68,507)                                                           68,500
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $180,545)                                                         180,545
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 109.0%
(Cost $1,953,879)                                                     2,190,068
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (9.0)%                                 (180,878)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $2,009,190
================================================================================

See Notes to Financial Statements.                                  (continued)

------
8

Equity Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2005.

(3) Industry is less than 0.05% of net assets.

(4) The rate indicated is the yield to maturity at purchase.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
9

Income & Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                    -------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           8.28%       0.16%      10.88%     12.61%       12/17/90
--------------------------------------------------------------------------------
S&P 500 INDEX(1)         6.32%      -2.37%       9.94%     11.50%(2)          --
--------------------------------------------------------------------------------
Institutional Class      8.46%       0.37%         --       5.49%        1/28/98
--------------------------------------------------------------------------------
Advisor Class            7.98%      -0.09%         --       5.09%       12/15/97
--------------------------------------------------------------------------------
C Class                  7.15%         --          --       2.16%        6/28/01
--------------------------------------------------------------------------------
R Class(3)               7.74%         --          --      13.82%        8/29/03
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 12/20/90, the date nearest the Investor Class's inception for which data are available.

(3) Class returns would have been lower if the class had not received partial reimbursements of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
10

Income & Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
----------------------------------------------------------------------------------------------------
                 1996     1997     1998     1999    2000     2001     2002    2003     2004    2005
----------------------------------------------------------------------------------------------------
Investor Class  26.36%   33.10%   34.46%   18.89%   3.72%  -11.00%  -14.32%   0.79%   21.16%   8.28%
----------------------------------------------------------------------------------------------------
S&P 500 Index   26.00%   34.70%   30.16%   22.76%   7.25%  -14.83%  -17.99%   0.25%   19.11%   6.32%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Income & Growth - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND, KURT BORGWARDT, AND ZILI ZHANG

PERFORMANCE SUMMARY

Income & Growth returned 0.47%* for the six months ended June 30, 2005, outperforming the 0.81% decline of the S&P 500 Index.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace in the first half of 2005--the annualized real rate of GDP growth was 3.8% in the first quarter and was anticipated to be between 3% and 4% in the second. Growth slowed from 4.4% in
2004 as short-term U.S. interest rates and oil prices rose. The Federal Reserve raised its overnight interest rate target four times in six months, from 2.25%
to 3.25%, the highest since September 2001. Meanwhile, the price of a barrel of crude oil jumped 30%, from $43.45 to $56.50, closing above $60 in the interim in late June. Core inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of June 30, 2005 was 2.2%, the same as for all of 2004. As economic growth slowed and inflation remained low, longer-term interest rates and bond yields fell. The combination of rising short-term and falling long-term rates reduced the difference between the two, resulting in a "flatter" Treasury yield curve, often a harbinger of slower economic growth and tame inflation.

STOCK MARKET REVIEW

The S&P 500 declined 0.81% in the first half of 2005, after dropping 2.15% in the first quarter and regaining 1.37% in the second. The large-cap benchmark underperformed its smaller-cap counterparts for the full six months--the S&P
MidCap 400 and SmallCap 600 indices gained 3.85% and 1.79%, respectively. The full S&P 500 also trailed its value subindex, which eked out a 0.09% gain compared with a 1.73% loss for the growth subindex. As the large-cap growth style struggled, the sector that detracted most from the S&P 500's first-half performance was information technology. Conversely, the energy sector was the biggest positive contributor, gaining nearly 20% as oil prices rose.

PORTFOLIO OVERVIEW

Income & Growth outperformed the S&P 500 in absolute returns in large part through effective securities selection. Strong picks in the financial sector

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Bank of America Corp.                       4.8%                  4.8%
--------------------------------------------------------------------------------
Intel Corp.                                 3.9%                  3.0%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.3%                  3.4%
--------------------------------------------------------------------------------
Chevron Corp.                               3.3%                  4.7%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.8%                  1.2%
--------------------------------------------------------------------------------
National City Corp.                         2.7%                  2.5%
--------------------------------------------------------------------------------
Countrywide Financial
Corporation                                 2.5%                  2.0%
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.3%                  2.3%
--------------------------------------------------------------------------------
Merck & Co., Inc.                           2.2%                  2.0%
--------------------------------------------------------------------------------
Washington Mutual, Inc.                     2.0%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
12

Income & Growth - Portfolio Commentary

provided the portfolio's largest return relative to the S&P 500, followed by health care stocks and utilities stocks. Stock choices among materials, consumer staples, and the information technology sector accounted for the greatest drag on portfolio performance relative to the S&P 500.

FINANCIALS AND HEALTH CARE STOCKS OUTPERFORM

Securities selection worked best in the financial group, where choices in the real estate and insurance industries topped the list. The strongest individual contributor to relative performance in the financial sector was real estate firm
CBL & Associates Properties, Inc., a non-index security. CBL had a 15.20% market return during the six months. Among health care sector issues, provider CIGNA
Corp. contributed strongly; the holding was overweighted relative to the S&P
500.

MATERIALS AND CONSUMER STAPLES STOCKS LAG

Materials stocks imposed the heaviest drag on portfolio performance relative to the index. Metals and mining industry stocks were notably weak. United States
Steel Corp. was a major detractor and was overweighted relative to the S&P 500.
The issue fell 32.66% during the period. In the consumer staples sector, recently-merged Molson Coors Brewing Co. detracted. The stock posted a negative
17.23% market return for the six months.

OUR COMMITMENT

Income & Growth maintains a structured, disciplined investment approach for both stock selection and portfolio construction. The portfolio incorporates both growth and value measures into its stock selection process to seek consistent long-term performance.

INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Bank of America Corp.                       4.79%                 1.69%
--------------------------------------------------------------------------------
National City Corp.                         2.68%                 0.19%
--------------------------------------------------------------------------------
Intel Corp.                                 3.94%                 1.48%
--------------------------------------------------------------------------------
Countrywide Financial
Corporation                                 2.49%                 0.21%
--------------------------------------------------------------------------------
Chevron Corp.                               3.27%                 1.08%
--------------------------------------------------------------------------------

INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                        0.17%                 3.38%
--------------------------------------------------------------------------------
Citigroup Inc.                                --                  2.21%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                         --                  1.48%
--------------------------------------------------------------------------------
American International
Group, Inc.                                   --                  1.39%
--------------------------------------------------------------------------------
Cisco Systems Inc.                            --                  1.12%
--------------------------------------------------------------------------------

------
13

Income & Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
        1,344,102  Northrop Grumman Corp.                            $   74,262
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
          132,185  FedEx Corporation                                     10,708
--------------------------------------------------------------------------------
          516,641  United Parcel Service, Inc. Cl B                      35,731
--------------------------------------------------------------------------------
                                                                         46,439
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          116,800  Delta Air Lines Inc.(1)(2)                               439
--------------------------------------------------------------------------------
          417,400  Southwest Airlines Co.                                 5,815
--------------------------------------------------------------------------------
                                                                          6,254
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
          125,217  TRW Automotive Holdings Corp.(1)                       3,069
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
        6,136,731  Ford Motor Company(2)                                 62,840
--------------------------------------------------------------------------------
BEVERAGES(3)
--------------------------------------------------------------------------------
           23,709  Molson Coors Brewing Co.                               1,470
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
          222,922  Amgen Inc.(1)                                         13,478
--------------------------------------------------------------------------------
        1,571,981  Applera Corporation-Applied
                   Biosystems Group                                      30,921
--------------------------------------------------------------------------------
                                                                         44,399
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
           62,227  American Capital Strategies Ltd.(2)                    2,247
--------------------------------------------------------------------------------
          340,998  Edwards (A.G.), Inc.(2)                               15,396
--------------------------------------------------------------------------------
                                                                         17,643
--------------------------------------------------------------------------------
CHEMICALS -- 0.8%
--------------------------------------------------------------------------------
          710,107  Eastman Chemical Company                              39,162
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 9.8%
--------------------------------------------------------------------------------
        5,125,565  Bank of America Corp.                                233,777
--------------------------------------------------------------------------------
          158,672  Comerica Inc.                                          9,171
--------------------------------------------------------------------------------
          138,563  First Horizon National Corp.(2)                        5,847
--------------------------------------------------------------------------------
        3,828,571  National City Corp.                                  130,631
--------------------------------------------------------------------------------
        1,102,417  Wachovia Corp.                                        54,680
--------------------------------------------------------------------------------
          765,755  Wells Fargo & Co.                                     47,155
--------------------------------------------------------------------------------
                                                                        481,261
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
        2,233,172  Cendant Corporation                                   49,957
--------------------------------------------------------------------------------
          175,011  Deluxe Corp.(2)                                        7,105
--------------------------------------------------------------------------------
          187,818  John H. Harland Company(2)                             7,137
--------------------------------------------------------------------------------
          339,889  Pitney Bowes, Inc.                                    14,802
--------------------------------------------------------------------------------
          316,269  R.R. Donnelley & Sons Company                         10,914
--------------------------------------------------------------------------------
                                                                         89,915
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           62,232  Harris Corp.                                           1,942
--------------------------------------------------------------------------------
        3,085,260  Motorola, Inc.                                        56,337
--------------------------------------------------------------------------------
                                                                         58,279
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.8%
--------------------------------------------------------------------------------
          246,750  Apple Computer, Inc.(1)                           $    9,083
--------------------------------------------------------------------------------
        1,497,494  Hewlett-Packard Co.                                   35,206
--------------------------------------------------------------------------------
        1,190,419  International Business
                   Machines Corp.                                        88,329
--------------------------------------------------------------------------------
          442,872  Western Digital Corp.(1)(2)                            5,943
--------------------------------------------------------------------------------
                                                                        138,561
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
           54,595  Capital One Financial Corp.                            4,368
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING(3)
--------------------------------------------------------------------------------
           22,848  Silgan Holdings Inc.(2)                                1,285
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          165,022  J.P. Morgan Chase & Co.                                5,829
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
--------------------------------------------------------------------------------
          709,300  ALLTEL Corp.(2)                                       44,175
--------------------------------------------------------------------------------
        3,323,514  AT&T Corp.(2)                                         63,280
--------------------------------------------------------------------------------
          108,989  Sprint Corp.                                           2,735
--------------------------------------------------------------------------------
        1,643,884  Verizon Communications                                56,796
--------------------------------------------------------------------------------
                                                                        166,986
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.8%
--------------------------------------------------------------------------------
        1,467,758  American Electric Power                               54,117
--------------------------------------------------------------------------------
          296,064  Exelon Corporation                                    15,197
--------------------------------------------------------------------------------
          775,439  FirstEnergy Corp.                                     37,306
--------------------------------------------------------------------------------
          810,417  PG&E Corp.                                            30,423
--------------------------------------------------------------------------------
                                                                        137,043
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
          824,042  Arrow Electronics, Inc.(1)                            22,381
--------------------------------------------------------------------------------
          168,540  Avnet Inc.(1)                                          3,797
--------------------------------------------------------------------------------
          421,172  Ingram Micro Inc. Cl A(1)                              6,596
--------------------------------------------------------------------------------
                                                                         32,774
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          206,072  Veritas DGC Inc.(1)                                    5,716
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.9%
--------------------------------------------------------------------------------
        2,396,871  Albertson's Inc.(2)                                   49,567
--------------------------------------------------------------------------------
        1,349,762  Supervalu Inc.                                        44,016
--------------------------------------------------------------------------------
                                                                         93,583
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
        2,035,477  Archer-Daniels-Midland Co.                            43,519
--------------------------------------------------------------------------------
           61,610  Bunge Ltd.(2)                                          3,906
--------------------------------------------------------------------------------
          700,780  Chiquita Brands International Inc.(2)                 19,243
--------------------------------------------------------------------------------
          153,875  Gold Kist Inc.(1)(2)                                   3,321
--------------------------------------------------------------------------------
          955,866  Pilgrim's Pride Corp.(2)                              32,624
--------------------------------------------------------------------------------
           27,045  Sanderson Farms Inc.(2)                                1,229
--------------------------------------------------------------------------------
            1,609  Seaboard Corp.(2)                                      2,677
--------------------------------------------------------------------------------
                                                                        106,519
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.6%
--------------------------------------------------------------------------------
           81,636  National Fuel Gas Co.                                  2,360
--------------------------------------------------------------------------------
        1,060,381  NICOR Inc.(2)                                         43,656
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Income & Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          533,124  NiSource Inc.                                     $   13,184
--------------------------------------------------------------------------------
          685,891  UGI Corp.                                             19,136
--------------------------------------------------------------------------------
                                                                         78,336
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
          578,884  Becton Dickinson & Co.                                30,374
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
--------------------------------------------------------------------------------
          610,240  AmerisourceBergen Corp.(2)                            42,197
--------------------------------------------------------------------------------
          413,003  Cardinal Health, Inc.                                 23,781
--------------------------------------------------------------------------------
          432,254  Kindred Healthcare Inc.(1)(2)                         17,122
--------------------------------------------------------------------------------
          751,817  McKesson Corp.                                        33,674
--------------------------------------------------------------------------------
                                                                        116,774
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
--------------------------------------------------------------------------------
        1,902,195  McDonald's Corporation                                52,786
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
          297,586  Black & Decker Corporation                            26,738
--------------------------------------------------------------------------------
          436,694  Newell Rubbermaid Inc.(2)                             10,411
--------------------------------------------------------------------------------
           36,752  Stanley Works (The)                                    1,674
--------------------------------------------------------------------------------
          512,554  Tupperware Corp.(2)                                   11,978
--------------------------------------------------------------------------------
                                                                         50,801
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
          651,645  Kimberly-Clark Corp.                                  40,787
--------------------------------------------------------------------------------
          385,142  Procter & Gamble Co. (The)                            20,316
--------------------------------------------------------------------------------
                                                                         61,103
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
          232,633  General Electric Co.                                   8,061
--------------------------------------------------------------------------------
        1,292,132  Tyco International Ltd.                               37,730
--------------------------------------------------------------------------------
                                                                         45,791
--------------------------------------------------------------------------------
INSURANCE -- 7.3%
--------------------------------------------------------------------------------
          649,234  Ace, Ltd.                                             29,118
--------------------------------------------------------------------------------
          867,458  AON Corp.                                             21,721
--------------------------------------------------------------------------------
          169,046  Axis Capital Holdings Limited                          4,784
--------------------------------------------------------------------------------
          750,605  Berkley (W.R.) Corp.                                  26,782
--------------------------------------------------------------------------------
          771,264  Endurance Specialty Holdings Ltd.                     29,169
--------------------------------------------------------------------------------
          396,703  Fidelity National Financial, Inc.                     14,158
--------------------------------------------------------------------------------
        1,665,968  First American Financial Corp.
                   (The)                                                 66,872
--------------------------------------------------------------------------------
        1,056,096  Loews Corp.                                           81,848
--------------------------------------------------------------------------------
          104,450  Nationwide Financial Services
                   Cl A                                                   3,963
--------------------------------------------------------------------------------
          574,784  Protective Life Corporation                           24,267
--------------------------------------------------------------------------------
          661,070  XL Capital Ltd. Cl A                                  49,197
--------------------------------------------------------------------------------
           37,123  Zenith National Insurance Corp.                        2,519
--------------------------------------------------------------------------------
                                                                        354,398
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.3%
--------------------------------------------------------------------------------
        5,230,787  Earthlink Inc.(1)(2)                                  45,299
--------------------------------------------------------------------------------
        1,549,639  United Online, Inc.(2)                                16,829
--------------------------------------------------------------------------------
                                                                         62,128
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
IT SERVICES -- 1.5%
--------------------------------------------------------------------------------
           14,268  Checkfree Corp.(1)                                $      486
--------------------------------------------------------------------------------
        1,206,744  Computer Sciences Corp.(1)                            52,735
--------------------------------------------------------------------------------
          896,960  Sabre Holdings Corp.                                  17,894
--------------------------------------------------------------------------------
                                                                         71,115
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          409,922  Eastman Kodak Co.(2)                                  11,006
--------------------------------------------------------------------------------
MACHINERY -- 1.3%
--------------------------------------------------------------------------------
          885,238  Cummins Inc.(2)                                       66,048
--------------------------------------------------------------------------------
MEDIA -- 3.7%
--------------------------------------------------------------------------------
        2,166,461  Disney (Walt) Co.                                     54,551
--------------------------------------------------------------------------------
          963,624  Regal Entertainment Group(2)                          18,193
--------------------------------------------------------------------------------
        4,019,039  Time Warner Inc.(1)                                   67,159
--------------------------------------------------------------------------------
        1,255,883  Viacom, Inc. Cl B                                     40,213
--------------------------------------------------------------------------------
                                                                        180,116
--------------------------------------------------------------------------------
METALS & MINING -- 1.7%
--------------------------------------------------------------------------------
          361,133  Nucor Corp.                                           16,475
--------------------------------------------------------------------------------
          564,190  Phelps Dodge Corp.                                    52,187
--------------------------------------------------------------------------------
          389,397  United States Steel Corp.                             13,384
--------------------------------------------------------------------------------
                                                                         82,046
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.3%
--------------------------------------------------------------------------------
        1,053,700  Federated Department Stores,
                   Inc.(2)                                               77,215
--------------------------------------------------------------------------------
          230,499  Sears Holdings Corp.(1)                               34,545
--------------------------------------------------------------------------------
                                                                        111,760
--------------------------------------------------------------------------------
OFFICE ELECTRONICS(3)
--------------------------------------------------------------------------------
          142,446  Xerox Corp.(1)                                         1,964
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 9.6%
--------------------------------------------------------------------------------
        2,849,843  Chevron Corp.                                        159,363
--------------------------------------------------------------------------------
        1,399,636  ConocoPhillips                                        80,465
--------------------------------------------------------------------------------
        2,420,408  Exxon Mobil Corp.                                    139,101
--------------------------------------------------------------------------------
           50,752  Frontier Oil Corp.(2)                                  1,490
--------------------------------------------------------------------------------
          383,853  Marathon Oil Corp.                                    20,486
--------------------------------------------------------------------------------
          501,972  Sunoco, Inc.                                          57,064
--------------------------------------------------------------------------------
          114,812  Valero Energy Corp.                                    9,083
--------------------------------------------------------------------------------
                                                                        467,052
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.7%
--------------------------------------------------------------------------------
          799,486  Georgia-Pacific Corp.                                 25,424
--------------------------------------------------------------------------------
        3,003,912  Louisiana-Pacific Corp.                               73,836
--------------------------------------------------------------------------------
          493,000  Weyerhaeuser Co.                                      31,379
--------------------------------------------------------------------------------
                                                                        130,639
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.4%
--------------------------------------------------------------------------------
        2,755,899  Bristol-Myers Squibb Co.(2)                           68,842
--------------------------------------------------------------------------------
        2,510,320  Johnson & Johnson                                    163,171
--------------------------------------------------------------------------------
          810,814  King Pharmaceuticals, Inc.(1)                          8,449
--------------------------------------------------------------------------------
        3,457,178  Merck & Co., Inc.                                    106,481
--------------------------------------------------------------------------------
        4,074,558  Pfizer, Inc.                                         112,376
--------------------------------------------------------------------------------
                                                                        459,319
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Income & Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
REAL ESTATE -- 3.4%
--------------------------------------------------------------------------------
          657,612  Apartment Investment and
                   Management Co.                                    $   26,909
--------------------------------------------------------------------------------
        1,843,928  CBL & Associates Properties,
                   Inc.(2)                                               79,419
--------------------------------------------------------------------------------
          521,593  Colonial Properties Trust(2)                          22,950
--------------------------------------------------------------------------------
          471,925  Crescent Real Estate Equities
                   Co.(2)                                                 8,849
--------------------------------------------------------------------------------
           88,419  Lexington Corporate Properties
                   Trust(2)                                               2,149
--------------------------------------------------------------------------------
          488,369  Trizec Properties Inc.(2)                             10,046
--------------------------------------------------------------------------------
          177,156  Vornado Realty Trust                                  14,243
--------------------------------------------------------------------------------
                                                                        164,565
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
          183,400  Burlington Northern Santa Fe
                   Corp.                                                  8,634
--------------------------------------------------------------------------------
          104,700  CSX Corporation                                        4,467
--------------------------------------------------------------------------------
          190,600  Norfolk Southern Corp.                                 5,901
--------------------------------------------------------------------------------
          126,600  Union Pacific Corp.                                    8,204
--------------------------------------------------------------------------------
                                                                         27,206
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 4.1%
--------------------------------------------------------------------------------
        7,369,296  Intel Corp.                                          192,044
--------------------------------------------------------------------------------
          437,818  OmniVision Technologies, Inc.(1)(2)                    5,950
--------------------------------------------------------------------------------
           24,326  Sigmatel Inc.(1)(2)                                      417
--------------------------------------------------------------------------------
                                                                        198,411
--------------------------------------------------------------------------------
SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
        3,844,833  Microsoft Corporation                                 95,506
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
           59,647  American Eagle Outfitters, Inc.                        1,828
--------------------------------------------------------------------------------
          472,865  Barnes & Noble Inc.(1)(2)                             18,346
--------------------------------------------------------------------------------
          435,030  Charming Shoppes, Inc.(1)(2)                           4,059
--------------------------------------------------------------------------------
          148,150  GameStop Corp.(1)(2)                                   4,430
--------------------------------------------------------------------------------
          161,782  Movie Gallery Inc.(2)                                  4,276
--------------------------------------------------------------------------------
          358,068  Payless ShoeSource, Inc.(1)(2)                         6,875
--------------------------------------------------------------------------------
          559,087  Rent-A-Center Inc.(1)                                 13,021
--------------------------------------------------------------------------------
          209,910  Sonic Automotive, Inc.(2)                              4,463
--------------------------------------------------------------------------------
                                                                         57,298
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.5%
--------------------------------------------------------------------------------
           11,282  Corus Bankshares Inc.(2)                                 626
--------------------------------------------------------------------------------
        3,143,111  Countrywide Financial
                   Corporation                                          121,356
--------------------------------------------------------------------------------
        2,438,562  Washington Mutual, Inc.                               99,225
--------------------------------------------------------------------------------
                                                                        221,207
--------------------------------------------------------------------------------
TOBACCO -- 0.8%
--------------------------------------------------------------------------------
          553,504  Altria Group Inc.                                     35,790
--------------------------------------------------------------------------------
           70,334  Reynolds American Inc.(2)                              5,542
--------------------------------------------------------------------------------
                                                                         41,332
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $4,218,293)                                                     4,856,738
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.4%

AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
          172,300  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32(2)                       $    6,949
--------------------------------------------------------------------------------
          209,800  General Motors Corp., Series B,
                   5.25%, 3/6/32                                          3,894
--------------------------------------------------------------------------------
                                                                         10,843
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.2%
--------------------------------------------------------------------------------
           74,400  Xerox Corp., 6.25%, 7/1/06                             8,858
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,361)                                                           19,701
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 7.25%-11.25%, 2/15/15-
8/15/22, valued at $5,100), in a joint trading
account at 2.85%, dated 6/30/05, due 7/1/05
(Delivery value $5,000)
(Cost $5,000)                                                             5,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) -- 8.7%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.35%, dated 6/30/05, due
7/1/05 (Delivery value $46,507)                                          46,503
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.44%, dated 6/30/05, due 7/1/05 (Delivery
value $377,536)                                                         377,500
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $424,003)                                                         424,003
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.6%
(Cost $4,668,657)                                                     5,305,442
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (8.6)%                                 (418,634)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $4,886,808
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2005.

(3) Industry is less than 0.05% of net assets.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
16

Small Company - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                              1 YEAR        5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                18.16%        14.84%         13.53%        7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(1)     13.45%        10.51%         10.50%          --
--------------------------------------------------------------------------------
Institutional Class           18.33%        15.07%         17.61%        10/1/99
--------------------------------------------------------------------------------
Advisor Class                 17.88%           --          13.96%        9/7/00
--------------------------------------------------------------------------------
R Class(2)                    17.58%           --          26.49%        8/29/03
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Class returns would have been lower if the class had not received partial reimbursements of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
17

Small Company - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                          1999*    2000    2001    2002    2003    2004    2005
--------------------------------------------------------------------------------
Investor Class            1.47%   18.69%   0.02%  13.55%   3.04%  44.46%  18.16%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index    5.78%   14.39%  11.12%   0.27%  -3.58%  35.25%  13.45%
--------------------------------------------------------------------------------
*From 7/31/98 (fund inception) to 6/30/99. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

Small Company - Portfolio Commentary

PORTFOLIO MANAGERS: MATTI VON TURK AND BILL MARTIN

PERFORMANCE SUMMARY

Small Company returned 1.95%* in the six months ended June 30, 2005, slightly outperforming the 1.79% return of the S&P SmallCap 600 Index for the same period.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace in the first half of 2005--the annualized real rate of GDP growth was 3.8% in the first quarter and was anticipated to be between 3% and 4% in the second. Growth slowed from 4.4% in
2004 as short-term U.S. interest rates and oil prices rose. The Federal Reserve raised its overnight interest rate target four times in six months, from 2.25%
to 3.25%, the highest since September 2001. Meanwhile, the price of a barrel of crude oil jumped 30%, from $43.45 to $56.50, closing above $60 in the interim in late June. Core inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of June 30, 2005 was 2.2%, the same as for all of 2004. As economic growth slowed and inflation remained low, longer-term interest rates and bond yields fell. The combination of rising short-term and falling long-term rates reduced the difference between the two, resulting in a "flatter" Treasury yield curve, often a harbinger of slower economic growth and tame inflation.

STOCK MARKET REVIEW

The S&P 500 Index declined 0.81% in the first half of 2005, after dropping 2.15%
in the first quarter and regaining 1.37% in the second. The large-cap benchmark underperformed its smaller-cap counterparts for the full six months--the S&P
MidCap 400 and SmallCap 600 indices gained 3.85% and 1.79%, respectively. The full S&P 500 also trailed its value subindex, which eked out a 0.09% gain compared with a 1.73% loss for the growth subindex. As the large-cap growth style struggled, the sector that detracted most from the S&P 500's first-half performance was information technology. Conversely, the energy sector was the biggest positive contributor, gaining nearly 20% as oil prices rose.

PORTFOLIO OVERVIEW

Small Company slightly outperformed the S&P SmallCap 600, its benchmark,

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
NVR, Inc.                                   2.0%                  2.0%
--------------------------------------------------------------------------------
UGI Corp.                                   1.6%                  1.4%
--------------------------------------------------------------------------------
USG Corp.                                   1.6%                  1.7%
--------------------------------------------------------------------------------
Cal Dive
International Inc.                          1.5%                  1.2%
--------------------------------------------------------------------------------
Downey Financial Corp.                      1.4%                   --
--------------------------------------------------------------------------------
Quanex Corporation                          1.3%                   --
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                             1.3%                  0.8%
--------------------------------------------------------------------------------
Kindred Healthcare Inc.                     1.2%                  0.1%
--------------------------------------------------------------------------------
Parametric Technology
Corp.                                       1.1%                  1.0%
--------------------------------------------------------------------------------
Energen Corp.                               1.1%                  0.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
19

Small Company - Portfolio Commentary

due mostly to securities selection. Relative to the S&P SmallCap 600, strong picks in the industrials sector provided the portfolio's largest return, followed by health care issues. Utilities sector holdings also contributed.
Stock choices among the materials and consumer discretionary sectors accounted for the greatest drag on portfolio performance relative to the S&P SmallCap 600.

AEROSPACE & DEFENSE INDUSTRY STOCKS OUTPERFORM

Securities selection relative to the S&P SmallCap 600 worked best in the industrial group, where strong contributers were in the aerospace & defense, industrial conglomerates, and trading companies and distribution industries.
United Defense Industries Inc., a non-index holding, was the top contributor in aerospace & defense. The stock had a market return of 59.34% over the six-month period. Walter Industries Inc., also a non-index portfolio holding, led contributors among industrial conglomerates. The security had a 19.43% market return over the period.

MATERIALS AND CONSUMER DISCRETIONARY LAG

In the materials sector, metals and mining industry stocks were notably weak. AK
Steel Holding Corp., a non-index holding, was the greatest detractor. The stock registered a 55.70% drop over the period. Also in materials, the chemicals subsector also disappointed. On the consumer discretionary side, Movie Gallery
Inc., a video-rental chain, was the largest detractor. The stock had a market return of 38.96% for the period.

OUR COMMITMENT

Small Company maintains a structured, disciplined investment approach for both stock selection and portfolio construction. The portfolio incorporates both growth and value measures into its stock selection process to seek consistent long-term performance.

SMALL COMPANY'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                % OF S&P
                                         PORTFOLIO'S          SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
USG Corp.                                   1.60%                  --
--------------------------------------------------------------------------------
Kindred Healthcare Inc.                     1.19%                  --
--------------------------------------------------------------------------------
NVR Inc.                                    2.00%                 0.84%
--------------------------------------------------------------------------------
Parametric Technology
Corp.                                       1.14%                  --
--------------------------------------------------------------------------------
Cal Dive
International Inc.                          1.52%                 0.39%
--------------------------------------------------------------------------------

SMALL COMPANY'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                % OF S&P
                                         PORTFOLIO'S          SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Southwestern Energy Co.                      --                   0.66%
--------------------------------------------------------------------------------
M.D.C. Holdings Inc.                         --                   0.60%
--------------------------------------------------------------------------------
Roper Industries Inc.                        --                   0.58%
--------------------------------------------------------------------------------
Massey Energy Co.                            --                   0.56%
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                             --                   0.53%
--------------------------------------------------------------------------------

------
20

Small Company - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.5%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
           75,176  Esterline Technologies Corp.(1)                   $    3,013
--------------------------------------------------------------------------------
           81,279  Innovative Solutions & Support
                   Inc.(1)                                                2,729
--------------------------------------------------------------------------------
          230,070  Teledyne Technologies Inc.(1)                          7,495
--------------------------------------------------------------------------------
                                                                         13,237
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
          157,004  EGL Inc.(1)                                            3,191
--------------------------------------------------------------------------------
           98,733  Forward Air Corp.                                      2,791
--------------------------------------------------------------------------------
                                                                          5,982
--------------------------------------------------------------------------------
AIRLINES -- 0.3%
--------------------------------------------------------------------------------
          109,640  Frontier Airlines, Inc.(1)                             1,133
--------------------------------------------------------------------------------
           96,531  Mesa Air Group, Inc.(1)                                  648
--------------------------------------------------------------------------------
          176,285  SkyWest, Inc.                                          3,204
--------------------------------------------------------------------------------
                                                                          4,985
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 2.3%
--------------------------------------------------------------------------------
           79,450  Aftermarket Technology Corp.(1)                        1,385
--------------------------------------------------------------------------------
        1,201,775  Goodyear Tire & Rubber Co.
                   (The)(1)                                              17,907
--------------------------------------------------------------------------------
            4,268  Midas, Inc.(1)                                            98
--------------------------------------------------------------------------------
           14,879  Noble International Ltd.                                 350
--------------------------------------------------------------------------------
           93,671  Shiloh Industries Inc.(1)                              1,147
--------------------------------------------------------------------------------
          221,058  Stoneridge Inc.(1)                                     1,459
--------------------------------------------------------------------------------
          356,816  Tenneco Automotive Inc.(1)                             5,937
--------------------------------------------------------------------------------
          470,073  TRW Automotive Holdings Corp.(1)                      11,522
--------------------------------------------------------------------------------
                                                                         39,805
--------------------------------------------------------------------------------
BEVERAGES(2)
--------------------------------------------------------------------------------
            6,179  PepsiAmericas Inc.                                       159
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.2%
--------------------------------------------------------------------------------
          318,335  Cephalon, Inc.(1)                                     12,674
--------------------------------------------------------------------------------
           92,341  Charles River Laboratories(1)                          4,455
--------------------------------------------------------------------------------
            8,865  Invitrogen Corp.(1)                                      738
--------------------------------------------------------------------------------
           60,078  Techne Corp.(1)                                        2,758
--------------------------------------------------------------------------------
                                                                         20,625
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          650,107  USG Corp.(1)                                          27,630
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.1%
--------------------------------------------------------------------------------
           26,586  Calamos Asset Management, Inc.
                   Cl A                                                     724
--------------------------------------------------------------------------------
           29,786  Investment Technology Group
                   Inc.(1)                                                  626
--------------------------------------------------------------------------------
                                                                          1,350
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
          207,139  FMC Corp.(1)                                          11,629
--------------------------------------------------------------------------------
        2,080,438  Terra Industries Inc.(1)                              14,168
--------------------------------------------------------------------------------
          173,933  W.R. Grace & Co.(1)                                    1,355
--------------------------------------------------------------------------------
                                                                         27,152
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.8%
--------------------------------------------------------------------------------
           14,313  Amcore Financial Inc.                             $      428
--------------------------------------------------------------------------------
           25,084  Bancfirst Corp.                                        2,182
--------------------------------------------------------------------------------
          354,068  Bank of Hawaii Corporation                            17,970
--------------------------------------------------------------------------------
           28,590  BOK Financial Corp.                                    1,319
--------------------------------------------------------------------------------
           68,709  Center Financial Corp.                                 1,706
--------------------------------------------------------------------------------
           60,519  City Holding Company                                   2,210
--------------------------------------------------------------------------------
          220,535  City National Corp.                                   15,816
--------------------------------------------------------------------------------
            8,733  Columbia Banking Systems Inc.                            215
--------------------------------------------------------------------------------
           12,022  Community Trust Bancorp Inc.                             393
--------------------------------------------------------------------------------
           52,788  Cullen/Frost Bankers, Inc.                             2,515
--------------------------------------------------------------------------------
          344,010  First Bancorp (Puerto Rico)                           13,812
--------------------------------------------------------------------------------
           15,276  First Citizens BancShares, Inc.                        2,208
--------------------------------------------------------------------------------
            7,164  First Community Bancorp Inc.                             340
--------------------------------------------------------------------------------
            3,236  First Financial Bankshares Inc.                          110
--------------------------------------------------------------------------------
           23,292  First Republic Bank                                      823
--------------------------------------------------------------------------------
           66,531  International Bancshares Corp.                         1,882
--------------------------------------------------------------------------------
           40,383  Old Second Bancorp Inc.                                1,175
--------------------------------------------------------------------------------
          178,424  Pacific Capital Bancorp                                6,616
--------------------------------------------------------------------------------
           23,850  Southwest Bancorp Inc.                                   488
--------------------------------------------------------------------------------
           16,856  SVB Financial Group(1)                                   807
--------------------------------------------------------------------------------
            3,904  West Coast Bancorp                                        95
--------------------------------------------------------------------------------
          165,588  Westcorp                                               8,680
--------------------------------------------------------------------------------
           36,058  Wilmington Trust Corporation                           1,298
--------------------------------------------------------------------------------
           51,253  Wilshire Bancorp, Inc.                                   734
--------------------------------------------------------------------------------
                                                                         83,822
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
--------------------------------------------------------------------------------
           22,628  Administaff, Inc.                                        538
--------------------------------------------------------------------------------
          223,508  Clean Harbors Inc.(1)                                  4,846
--------------------------------------------------------------------------------
           32,852  CompX International Inc.                                 550
--------------------------------------------------------------------------------
           78,198  Consolidated Graphics Inc.(1)                          3,188
--------------------------------------------------------------------------------
          130,252  Deluxe Corp.                                           5,288
--------------------------------------------------------------------------------
           94,068  Geo Group Inc. (The)(1)                                2,356
--------------------------------------------------------------------------------
          384,370  John H. Harland Company                               14,607
--------------------------------------------------------------------------------
          479,314  Labor Ready Inc.(1)                                   11,173
--------------------------------------------------------------------------------
            3,420  West Corp.(1)                                            131
--------------------------------------------------------------------------------
                                                                         42,677
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
           48,057  CommScope Inc.(1)                                        837
--------------------------------------------------------------------------------
          520,065  Comtech Telecommunications
                   Corp.(1)                                              16,969
--------------------------------------------------------------------------------
          226,277  Netgear, Inc.(1)                                       4,209
--------------------------------------------------------------------------------
                                                                         22,015
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.6%
--------------------------------------------------------------------------------
           67,004  Hutchinson Technology Inc.(1)                          2,580
--------------------------------------------------------------------------------
          245,726  Intergraph Corp.(1)                                    8,468
--------------------------------------------------------------------------------
        1,315,470  Western Digital Corp.(1)                              17,654
--------------------------------------------------------------------------------
                                                                         28,702
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Small Company - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.8%
--------------------------------------------------------------------------------
          303,919  McDermott International, Inc.(1)                  $    6,382
--------------------------------------------------------------------------------
          150,468  Michael Baker Corp.(1)                                 2,687
--------------------------------------------------------------------------------
          252,286  Perini Corp.(1)                                        4,143
--------------------------------------------------------------------------------
                                                                         13,212
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 1.0%
--------------------------------------------------------------------------------
          318,974  Texas Industries Inc.                                 17,936
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
           77,429  ACE Cash Express Inc.(1)                               1,979
--------------------------------------------------------------------------------
          141,434  CompuCredit Corp.(1)                                   4,848
--------------------------------------------------------------------------------
          117,778  Ezcorp Inc.(1)                                         1,263
--------------------------------------------------------------------------------
          193,561  Nelnet Inc. Cl A(1)                                    6,440
--------------------------------------------------------------------------------
           36,322  WFS Financial Inc.(1)                                  1,842
--------------------------------------------------------------------------------
           11,895  World Acceptance Corp.(1)                                357
--------------------------------------------------------------------------------
                                                                         16,729
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.4%
--------------------------------------------------------------------------------
          266,901  Greif, Inc. Cl A                                      16,308
--------------------------------------------------------------------------------
          154,130  Silgan Holdings Inc.                                   8,668
--------------------------------------------------------------------------------
                                                                         24,976
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.5%
--------------------------------------------------------------------------------
           98,742  Building Material Holding Corp.                        6,842
--------------------------------------------------------------------------------
          120,180  Handleman Co.                                          1,984
--------------------------------------------------------------------------------
                                                                          8,826
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
--------------------------------------------------------------------------------
            9,355  Collectors Universe, Inc.(1)                             164
--------------------------------------------------------------------------------
           21,589  Pre-Paid Legal Services Inc.                             964
--------------------------------------------------------------------------------
          607,730  Sotheby's Holdings Cl A(1)                             8,326
--------------------------------------------------------------------------------
          148,557  Vertrue Inc.(1)                                        5,788
--------------------------------------------------------------------------------
                                                                         15,242
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          125,713  Nasdaq Stock Market, Inc. (The)(1)                     2,371
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
--------------------------------------------------------------------------------
          348,071  Commonwealth Telephone
                   Enterprise Inc.                                       14,588
--------------------------------------------------------------------------------
        1,091,362  Premiere Global Services Inc.(1)                      12,321
--------------------------------------------------------------------------------
          546,410  Talk America Holdings Inc.(1)                          5,470
--------------------------------------------------------------------------------
                                                                         32,379
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          371,074  Allegheny Energy, Inc.(1)                              9,358
--------------------------------------------------------------------------------
           84,068  El Paso Electric Co.(1)                                1,719
--------------------------------------------------------------------------------
           22,684  Unisource Energy Corp.                                   698
--------------------------------------------------------------------------------
                                                                         11,775
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
           27,964  Ametek Inc.                                            1,170
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
--------------------------------------------------------------------------------
          641,009  Agilysys Inc.                                         10,064
--------------------------------------------------------------------------------
           81,021  Amphenol Corp. Cl A                                    3,255
--------------------------------------------------------------------------------
          639,914  Arrow Electronics, Inc.(1)                            17,379
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          193,281  Avnet Inc.(1)                                     $    4,355
--------------------------------------------------------------------------------
           61,861  Coherent, Inc.(1)                                      2,228
--------------------------------------------------------------------------------
          238,667  Gerber Scientific, Inc.(1)                             1,661
--------------------------------------------------------------------------------
           28,679  Global Imaging Systems, Inc.(1)                          914
--------------------------------------------------------------------------------
          310,490  Ingram Micro Inc. Cl A(1)                              4,862
--------------------------------------------------------------------------------
          235,653  Itron Inc.(1)                                         10,529
--------------------------------------------------------------------------------
           12,064  LeCroy Corp.(1)                                          166
--------------------------------------------------------------------------------
           20,958  LoJack Corp.(1)                                          368
--------------------------------------------------------------------------------
          279,006  MTS Systems Corp.                                      9,369
--------------------------------------------------------------------------------
          122,938  Tessco Technologies Inc.(1)                            1,639
--------------------------------------------------------------------------------
                                                                         66,789
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.9%
--------------------------------------------------------------------------------
          500,618  Cal Dive International Inc.(1)                        26,217
--------------------------------------------------------------------------------
           93,551  Core Laboratories N.V.(1)                              2,509
--------------------------------------------------------------------------------
          214,378  Lone Star Technologies, Inc.(1)                        9,754
--------------------------------------------------------------------------------
           15,704  Lufkin Industries Inc.                                   565
--------------------------------------------------------------------------------
           71,063  Offshore Logistics, Inc.(1)                            2,334
--------------------------------------------------------------------------------
           56,033  SEACOR Holdings Inc.(1)                                3,603
--------------------------------------------------------------------------------
          200,465  Veritas DGC Inc.(1)                                    5,561
--------------------------------------------------------------------------------
                                                                         50,543
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.8%
--------------------------------------------------------------------------------
          195,108  7-Eleven, Inc.(1)                                      5,900
--------------------------------------------------------------------------------
           71,764  BJ's Wholesale Club Inc.(1)                            2,332
--------------------------------------------------------------------------------
          155,288  Longs Drug Stores Corp.                                6,685
--------------------------------------------------------------------------------
          415,049  Nash Finch Co.                                        15,249
--------------------------------------------------------------------------------
           87,532  Spartan Stores, Inc.(1)                                1,284
--------------------------------------------------------------------------------
                                                                         31,450
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.6%
--------------------------------------------------------------------------------
          418,783  Chiquita Brands International Inc.                    11,500
--------------------------------------------------------------------------------
          283,677  Gold Kist Inc.(1)                                      6,122
--------------------------------------------------------------------------------
          180,184  M&F Worldwide Corp.(1)                                 2,407
--------------------------------------------------------------------------------
          439,583  Pilgrim's Pride Corp.                                 15,003
--------------------------------------------------------------------------------
            5,880  Seaboard Corp.                                         9,784
--------------------------------------------------------------------------------
                                                                         44,816
--------------------------------------------------------------------------------
GAS UTILITIES -- 2.8%
--------------------------------------------------------------------------------
          557,230  Energen Corp.                                         19,531
--------------------------------------------------------------------------------
           48,903  NICOR Inc.                                             2,013
--------------------------------------------------------------------------------
        1,018,467  UGI Corp.                                             28,415
--------------------------------------------------------------------------------
                                                                         49,959
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
--------------------------------------------------------------------------------
          138,215  Anika Therapeutics Inc.(1)                             1,588
--------------------------------------------------------------------------------
           72,659  Bausch & Lomb Inc. Cl A                                6,031
--------------------------------------------------------------------------------
          274,374  Conmed Corp.(1)                                        8,442
--------------------------------------------------------------------------------
          224,493  Dade Behring Holdings Inc.                            14,594
--------------------------------------------------------------------------------
          140,449  Edwards Lifesciences
                   Corporation(1)                                         6,042
--------------------------------------------------------------------------------
          362,011  Haemonetics Corporation(1)                            14,713
--------------------------------------------------------------------------------
           26,062  Hologic, Inc.(1)                                       1,036
--------------------------------------------------------------------------------
          165,477  Mettler-Toledo International, Inc.(1)                  7,708
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

Small Company - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          103,386  Millipore Corp.(1)                                $    5,865
--------------------------------------------------------------------------------
          191,123  Nutraceutical International Corp.(1)                   2,551
--------------------------------------------------------------------------------
          165,900  Respironics, Inc.(1)                                   5,991
--------------------------------------------------------------------------------
          103,303  SurModics Inc.(1)                                      4,480
--------------------------------------------------------------------------------
            4,966  Sybron Dental Specialties Inc.(1)                        187
--------------------------------------------------------------------------------
           35,420  Vital Signs Inc.                                       1,534
--------------------------------------------------------------------------------
                                                                         80,762
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.1%
--------------------------------------------------------------------------------
          366,110  Alliance Imaging Inc.(1)                               3,830
--------------------------------------------------------------------------------
           76,550  American Retirement Corp.(1)                           1,119
--------------------------------------------------------------------------------
           39,995  Cerner Corporation(1)                                  2,718
--------------------------------------------------------------------------------
          393,748  Genesis HealthCare Corp.(1)                           18,223
--------------------------------------------------------------------------------
          327,105  HealthTronics Inc.(1)                                  4,249
--------------------------------------------------------------------------------
            2,508  Humana Inc.(1)                                           100
--------------------------------------------------------------------------------
          517,729  Kindred Healthcare Inc.(1)                            20,506
--------------------------------------------------------------------------------
           90,116  Life Sciences Research, Inc.(1)                        1,078
--------------------------------------------------------------------------------
          419,990  Magellan Health Services Inc.(1)                      14,830
--------------------------------------------------------------------------------
          296,509  Owens & Minor Inc.                                     9,592
--------------------------------------------------------------------------------
          350,353  Per-Se Technologies Inc.(1)                            7,364
--------------------------------------------------------------------------------
           73,604  PRA International(1)                                   1,971
--------------------------------------------------------------------------------
           34,390  Sierra Health Services, Inc.(1)                        2,458
--------------------------------------------------------------------------------
           95,503  TriZetto Group, Inc. (The)(1)                          1,338
--------------------------------------------------------------------------------
           55,642  Ventiv Health, Inc.(1)                                 1,073
--------------------------------------------------------------------------------
                                                                         90,449
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
--------------------------------------------------------------------------------
            6,083  Ambassadors Group Inc.                                   226
--------------------------------------------------------------------------------
        1,147,789  CKE Restaurants, Inc.                                 15,977
--------------------------------------------------------------------------------
          150,034  Dave & Buster's Inc.(1)                                2,767
--------------------------------------------------------------------------------
           45,977  Famous Dave's of America Inc.(1)                         454
--------------------------------------------------------------------------------
          369,148  Jack in the Box Inc.(1)                               13,998
--------------------------------------------------------------------------------
          356,800  Vail Resorts Inc.(1)                                  10,026
--------------------------------------------------------------------------------
                                                                         43,448
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.9%
--------------------------------------------------------------------------------
          253,904  Blount International Inc.(1)                           4,238
--------------------------------------------------------------------------------
           51,805  Department 56(1)                                         531
--------------------------------------------------------------------------------
           42,724  NVR, Inc.(1)                                          34,606
--------------------------------------------------------------------------------
           20,292  Standard Pacific Corp.                                 1,785
--------------------------------------------------------------------------------
            5,471  Stanley Furniture Co. Inc.                               134
--------------------------------------------------------------------------------
          193,739  Stanley Works (The)                                    8,823
--------------------------------------------------------------------------------
                                                                         50,117
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
          372,417  Spectrum Brands, Inc.(1)                              12,290
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
           93,347  Teleflex Inc.                                          5,542
--------------------------------------------------------------------------------
INSURANCE -- 5.3%
--------------------------------------------------------------------------------
          297,586  American Financial Group, Inc.                         9,975
--------------------------------------------------------------------------------
           71,862  AmerUs Group Co.                                       3,453
--------------------------------------------------------------------------------
           11,097  Arch Capital Group Ltd.(1)                               500
--------------------------------------------------------------------------------
          474,079  Endurance Specialty Holdings Ltd.                     17,930
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          257,256  First American Financial Corp.
                   (The)                                             $   10,326
--------------------------------------------------------------------------------
           18,563  LandAmerica Financial Group Inc.                       1,102
--------------------------------------------------------------------------------
           29,248  Max Re Capital Ltd.                                      670
--------------------------------------------------------------------------------
          419,343  Protective Life Corporation                           17,705
--------------------------------------------------------------------------------
          154,853  Safety Insurance Group, Inc.                           5,228
--------------------------------------------------------------------------------
           56,898  Selective Insurance Group                              2,819
--------------------------------------------------------------------------------
            5,937  United Fire & Casualty Co.                               264
--------------------------------------------------------------------------------
          333,889  Zenith National Insurance Corp.                       22,657
--------------------------------------------------------------------------------
                                                                         92,629
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.0%
--------------------------------------------------------------------------------
        1,930,296  Earthlink Inc.(1)                                     16,716
--------------------------------------------------------------------------------
IT SERVICES -- 0.9%
--------------------------------------------------------------------------------
          407,696  Acxiom Corp.                                           8,514
--------------------------------------------------------------------------------
          178,266  Alliance Data Systems Corp.(1)                         7,230
--------------------------------------------------------------------------------
           26,008  infoUSA Inc.                                             304
--------------------------------------------------------------------------------
           13,729  Intrado Inc.(1)                                          205
--------------------------------------------------------------------------------
                                                                         16,253
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           45,485  Arctic Cat Inc.                                          934
--------------------------------------------------------------------------------
          933,129  Jakks Pacific Inc.(1)                                 17,926
--------------------------------------------------------------------------------
           98,347  Steinway Musical Instruments(1)                        2,887
--------------------------------------------------------------------------------
                                                                         21,747
--------------------------------------------------------------------------------
MACHINERY -- 4.5%
--------------------------------------------------------------------------------
          114,947  American Science and
                   Engineering Inc.(1)                                    5,099
--------------------------------------------------------------------------------
            8,794  Badger Meter Inc.                                        363
--------------------------------------------------------------------------------
           15,114  CIRCOR International Inc.                                373
--------------------------------------------------------------------------------
          102,517  Commercial Vehicle Group Inc.(1)                       1,820
--------------------------------------------------------------------------------
          245,176  Cummins Inc.                                          18,293
--------------------------------------------------------------------------------
            6,905  ESCO Technologies Inc.(1)                                696
--------------------------------------------------------------------------------
          116,683  Flow International Corp.(1)                              746
--------------------------------------------------------------------------------
          178,286  Gardner Denver Inc.(1)                                 6,254
--------------------------------------------------------------------------------
          345,532  Kennametal Inc.                                       15,843
--------------------------------------------------------------------------------
          128,947  Oshkosh Truck Corp.                                   10,094
--------------------------------------------------------------------------------
           33,738  Sun Hydraulics Corp.                                   1,228
--------------------------------------------------------------------------------
          479,318  Toro Co. (The)                                        18,505
--------------------------------------------------------------------------------
                                                                         79,314
--------------------------------------------------------------------------------
MARINE -- 0.2%
--------------------------------------------------------------------------------
           75,901  Kirby Corporation(1)                                   3,423
--------------------------------------------------------------------------------
MEDIA -- 1.4%
--------------------------------------------------------------------------------
          105,967  4Kids Entertainment Inc.(1)                            2,107
--------------------------------------------------------------------------------
           21,064  Arbitron Inc.                                            904
--------------------------------------------------------------------------------
           87,130  Image Entertainment, Inc.(1)                             245
--------------------------------------------------------------------------------
          135,738  Lodgenet Entertainment Corp.(1)                        2,252
--------------------------------------------------------------------------------
          284,727  R.H. Donnelley Corp.(1)                               17,647
--------------------------------------------------------------------------------
           96,304  Sinclair Broadcast Group, Inc.
                   Cl A                                                     874
--------------------------------------------------------------------------------
                                                                         24,029
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
23

Small Company - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
METALS & MINING -- 2.9%
--------------------------------------------------------------------------------
        1,390,218  AK Steel Holding Corp.(1)                         $    8,911
--------------------------------------------------------------------------------
          670,219  Metal Management Inc.                                 12,969
--------------------------------------------------------------------------------
          429,491  Quanex Corporation                                    22,768
--------------------------------------------------------------------------------
          250,751  Steel Dynamics Inc.                                    6,582
--------------------------------------------------------------------------------
                                                                         51,230
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
           63,592  ShopKo Stores, Inc.(1)                                 1,546
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.8%
--------------------------------------------------------------------------------
          131,168  Cimarex Energy Co.(1)                                  5,104
--------------------------------------------------------------------------------
          451,783  Forest Oil Corporation(1)                             18,976
--------------------------------------------------------------------------------
          411,633  Frontier Oil Corp.                                    12,081
--------------------------------------------------------------------------------
          573,184  Harvest Natural Resources Inc.(1)                      6,265
--------------------------------------------------------------------------------
          209,575  Remington Oil & Gas Corp.(1)                           7,482
--------------------------------------------------------------------------------
          289,004  Tesoro Petroleum Corp.                                13,444
--------------------------------------------------------------------------------
          362,501  TransMontaigne Inc.(1)                                 3,806
--------------------------------------------------------------------------------
                                                                         67,158
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
          611,145  Louisiana-Pacific Corp.                               15,022
--------------------------------------------------------------------------------
           96,471  Potlatch Corp.                                         5,048
--------------------------------------------------------------------------------
                                                                         20,070
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          369,801  Chattem, Inc.(1)                                      15,310
--------------------------------------------------------------------------------
           48,970  USANA Health Sciences, Inc.(1)                         2,071
--------------------------------------------------------------------------------
                                                                         17,381
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.1%
--------------------------------------------------------------------------------
          214,022  Alpharma Inc.                                          3,097
--------------------------------------------------------------------------------
          130,721  CNS Inc.                                               2,987
--------------------------------------------------------------------------------
          257,233  King Pharmaceuticals, Inc.(1)                          2,680
--------------------------------------------------------------------------------
          165,082  Kos Pharmaceuticals, Inc.(1)                          10,813
--------------------------------------------------------------------------------
                                                                         19,577
--------------------------------------------------------------------------------
REAL ESTATE -- 2.9%
--------------------------------------------------------------------------------
          411,352  CBL & Associates Properties, Inc.                     17,717
--------------------------------------------------------------------------------
            7,069  Equity Lifestyle Properties, Inc.                        281
--------------------------------------------------------------------------------
          582,975  Innkeepers USA Trust                                   8,710
--------------------------------------------------------------------------------
           91,290  Mission West Properties                                  938
--------------------------------------------------------------------------------
           90,935  SL Green Realty Corp.                                  5,865
--------------------------------------------------------------------------------
           13,014  Tanger Factory Outlet Centers                            350
--------------------------------------------------------------------------------
          870,896  Trizec Properties Inc.                                17,914
--------------------------------------------------------------------------------
                                                                         51,775
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.2%
--------------------------------------------------------------------------------
           77,069  Arkansas Best Corporation                              2,452
--------------------------------------------------------------------------------
          182,592  Heartland Express, Inc.                                3,548
--------------------------------------------------------------------------------
          271,918  Kansas City Southern Industries,
                   Inc.(1)                                                5,487
--------------------------------------------------------------------------------
          173,228  Knight Transportation Inc.                             4,215
--------------------------------------------------------------------------------
          185,428  Landstar System, Inc.(1)                               5,584
--------------------------------------------------------------------------------
                                                                         21,286
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           76,883  ADE Corporation(1)                                $    2,157
--------------------------------------------------------------------------------
          423,358  OmniVision Technologies, Inc.(1)                       5,753
--------------------------------------------------------------------------------
          469,505  Photronics Inc.(1)                                    10,958
--------------------------------------------------------------------------------
          152,306  Sigmatel Inc.(1)                                       2,614
--------------------------------------------------------------------------------
                                                                         21,482
--------------------------------------------------------------------------------
SOFTWARE -- 1.9%
--------------------------------------------------------------------------------
           59,213  Ansoft Corp.(1)                                        1,431
--------------------------------------------------------------------------------
          107,543  Autodesk, Inc.                                         3,696
--------------------------------------------------------------------------------
           50,240  CCC Information Services Group(1)                      1,203
--------------------------------------------------------------------------------
           59,936  DocuCorporation International
                   Inc.(1)                                                  441
--------------------------------------------------------------------------------
        3,100,814  Parametric Technology Corp.(1)                        19,783
--------------------------------------------------------------------------------
           95,281  Phoenix Technologies Ltd.(1)                             741
--------------------------------------------------------------------------------
          138,932  Progress Software Corp.(1)                             4,189
--------------------------------------------------------------------------------
          139,635  Sybase, Inc.(1)                                        2,562
--------------------------------------------------------------------------------
                                                                         34,046
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 5.4%
--------------------------------------------------------------------------------
          350,957  Barnes & Noble Inc.(1)                                13,617
--------------------------------------------------------------------------------
            7,691  Build-A-Bear Workshop, Inc.(1)                           180
--------------------------------------------------------------------------------
           80,245  Charming Shoppes, Inc.(1)                                749
--------------------------------------------------------------------------------
          359,366  Children's Place Retail Stores, Inc.
                   (The)(1)                                              16,771
--------------------------------------------------------------------------------
           93,105  GameStop Corp.(1)                                      2,784
--------------------------------------------------------------------------------
           55,868  Genesco Inc.(1)                                        2,072
--------------------------------------------------------------------------------
          110,717  Guess?, Inc.(1)                                        1,836
--------------------------------------------------------------------------------
          588,786  Movie Gallery Inc.                                    15,562
--------------------------------------------------------------------------------
          384,409  Pantry Inc. (The)(1)                                  14,888
--------------------------------------------------------------------------------
          350,276  Payless ShoeSource, Inc.(1)                            6,725
--------------------------------------------------------------------------------
          653,986  Rent-A-Center Inc.(1)                                 15,231
--------------------------------------------------------------------------------
          450,580  Trans World Entertainment
                   Corp.(1)                                               5,330
--------------------------------------------------------------------------------
                                                                         95,745
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
--------------------------------------------------------------------------------
          229,153  Hartmarx Corp.(1)                                      2,308
--------------------------------------------------------------------------------
          199,564  K-Swiss Inc. Cl A                                      6,453
--------------------------------------------------------------------------------
           11,637  Rocky Shoes & Boots, Inc.(1)                             364
--------------------------------------------------------------------------------
           12,783  Timberland Co. Cl A(1)                                   495
--------------------------------------------------------------------------------
           42,103  Unifirst Corporation                                   1,707
--------------------------------------------------------------------------------
           72,058  Wolverine World Wide, Inc.                             1,730
--------------------------------------------------------------------------------
                                                                         13,057
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.2%
--------------------------------------------------------------------------------
           13,538  Anchor BanCorp Wisconsin Inc.                            410
--------------------------------------------------------------------------------
          128,490  Corus Bankshares Inc.                                  7,130
--------------------------------------------------------------------------------
          325,656  Downey Financial Corp.                                23,838
--------------------------------------------------------------------------------
          111,549  FirstFed Financial Corp.(1)                            6,649
--------------------------------------------------------------------------------
                                                                         38,027
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
24

Small Company - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.5%
--------------------------------------------------------------------------------
          573,285  Applied Industrial Technologies
                   Inc.                                              $   18,511
--------------------------------------------------------------------------------
          248,912  WESCO International Inc.(1)                            7,811
--------------------------------------------------------------------------------
                                                                         26,322
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,058,561  Ubiquitel Inc.(1)                                      8,638
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,519,057)                                                     1,730,373
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.00%, 4/15/10, valued at
$8,377), in a joint trading account at 2.75%,
dated 6/30/05, due 7/1/05 (Delivery value
$8,201)                                                                   8,200
--------------------------------------------------------------------------------

                                ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.875%, 8/15/25 valued at $1,944),
in a joint trading account at 2.83%, dated
6/30/05, due 7/1/05 (Delivery value $1,900)                             $ 1,900
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,100)                                                           10,100
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.1%
(Cost $1,529,157)                                                     1,740,473
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%                                     16,676
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $1,757,149
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of net assets.

See Notes to Financial Statements.

------
25

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
26

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      1/1/05 -        EXPENSE
                        1/1/05          6/30/05          6/30/05       RATIO(1)
--------------------------------------------------------------------------------
EQUITY GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,015.30          $3.35         0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,016.30          $2.35         0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,014.20          $4.59         0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,010.70          $8.33         1.67%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.47          $3.36         0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,022.46          $2.36         0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.23          $4.61         0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.51          $8.35         1.67%
--------------------------------------------------------------------------------
INCOME & GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,004.70          $3.33         0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,005.70          $2.34         0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,003.20          $4.57         0.92%
--------------------------------------------------------------------------------
C Class                 $1,000           $999.50          $8.28         1.67%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)       $1,000         $1,002.40          $5.66         1.14%
--------------------------------------------------------------------------------
R Class (before
reimbursement)          $1,000         $1,002.40          $5.81         1.17%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.47          $3.36         0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,022.46          $2.36         0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.23          $4.61         0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.51          $8.35         1.67%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)       $1,000         $1,019.14          $5.71         1.14%
--------------------------------------------------------------------------------
R Class (before
reimbursement)          $1,000         $1,018.99          $5.86         1.17%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended June 30, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 1.17%.

                                                                    (continued)

------
27

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      1/1/05 -        EXPENSE
                        1/1/05          6/30/05          6/30/05       RATIO(1)
--------------------------------------------------------------------------------
SMALL COMPANY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,019.50          $4.36         0.87%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,020.50          $3.36         0.67%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,017.70          $5.60         1.12%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)       $1,000         $1,016.60          $6.55         1.31%
--------------------------------------------------------------------------------
R Class (before
reimbursement)          $1,000         $1,016.60          $6.85         1.37%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.48          $4.36         0.87%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,021.47          $3.36         0.67%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,019.24          $5.61         1.12%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)       $1,000         $1,018.30          $6.56         1.31%
--------------------------------------------------------------------------------
R Class (before
reimbursement)          $1,000         $1,018.00          $6.85         1.37%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended June 30, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 1.37%.

------
28

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                     EQUITY          INCOME &           SMALL
(AMOUNTS IN THOUSANDS)               GROWTH           GROWTH           COMPANY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at
value (cost of $1,773,334,
$4,244,654, and $1,529,157,
respectively) -- including
$176,696, $415,989, and $--
of securities on loan,
respectively                       $2,009,523       $4,881,439       $1,740,473
-----------------------------
Investments made with cash
collateral received for
securities on loan, at value
(cost of $180,545, $424,003,
and $--, respectively)                180,545          424,003               --
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $1,953,879,
$4,668,657, and $1,529,157,
respectively)                       2,190,068        5,305,442        1,740,473
-----------------------------
Cash                                       --               --           16,479
-----------------------------
Cash collateral received
for securities on loan                    219               --               --
-----------------------------
Receivable for
investments sold                        8,504           38,597           12,311
-----------------------------
Receivable for capital
shares sold                             1,189              340              367
-----------------------------
Dividends and
interest receivable                     1,651            7,567            4,610
--------------------------------------------------------------------------------
                                    2,201,631        5,351,946        1,774,240
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                    655            4,722               --
-----------------------------
Payable for collateral
received on securities
on loan                               180,764          424,003               --
-----------------------------
Payable for
investments purchased                   9,909           33,619           15,843
-----------------------------
Accrued management fees                 1,032            2,501            1,103
-----------------------------
Distribution fees payable                  41              147               74
-----------------------------
Service fees (and
distribution fees -
R Class) payable                           40              146               71
--------------------------------------------------------------------------------
                                      192,441          465,138           17,091
--------------------------------------------------------------------------------
NET ASSETS                         $2,009,190       $4,886,808       $1,757,149
================================================================================

See Notes to Financial Statements.                                  (continued)

------
29

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                EQUITY          INCOME &           SMALL
EXCEPT PER-SHARE AMOUNTS)            GROWTH           GROWTH           COMPANY
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                   $1,822,678       $4,231,102       $1,435,730
-----------------------------
Undistributed net
investment income                          89            2,034            2,531
-----------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions            (49,766)          16,887          107,572
-----------------------------
Net unrealized appreciation
on investments                        236,189          636,785          211,316
--------------------------------------------------------------------------------
                                   $2,009,190       $4,886,808       $1,757,149
================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                     $1,661,276,310   $3,756,002,095   $1,027,803,963
-----------------------------
Shares outstanding                 74,424,705      122,881,019      100,482,123
-----------------------------
Net asset value per share              $22.32           $30.57           $10.23
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                       $144,160,678     $430,972,566     $371,394,126
-----------------------------
Shares outstanding                  6,454,860       14,093,424       36,202,073
-----------------------------
Net asset value per share              $22.33           $30.58           $10.26
--------------------------------------------------------------------------------
ADVISOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                       $200,987,053     $697,392,706     $352,652,557
-----------------------------
Shares outstanding                  9,009,746       22,832,845       34,775,690
-----------------------------
Net asset value per share              $22.31           $30.54           $10.14
--------------------------------------------------------------------------------
C CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                         $2,765,978       $2,356,683              N/A
-----------------------------
Shares outstanding                    124,285           77,209              N/A
-----------------------------
Net asset value per share              $22.26           $30.52              N/A
--------------------------------------------------------------------------------
R CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                N/A          $84,386       $5,298,225
-----------------------------
Shares outstanding                        N/A            2,760          521,364
-----------------------------
Net asset value per share                 N/A           $30.57           $10.16
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
30

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                     EQUITY          INCOME &           SMALL
(AMOUNTS IN THOUSANDS)               GROWTH           GROWTH           COMPANY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------
Dividends (net of foreign
taxes withheld of $21, $45
and $7, respectively)                $ 14,366        $  55,627         $  9,599
-----------------------------
Interest                                  165              173              120
-----------------------------
Securities lending                        109              427               --
--------------------------------------------------------------------------------
                                       14,640           56,227            9,719
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------
Management fees                         5,929           15,179            6,357
-----------------------------
Distribution fees:
-----------------------------
  Advisor Class                           212            1,004              397
-----------------------------
  C Class                                   8                9               --
-----------------------------
Service fees:
-----------------------------
  Advisor Class                           212            1,004              397
-----------------------------
  C Class                                   3                3               --
-----------------------------
Service and distribution
fees -- R Class                            --               --               12
-----------------------------
Directors' fees
and expenses                               29               76               25
-----------------------------
Other expenses                              3               47                1
--------------------------------------------------------------------------------
                                        6,396           17,322            7,189
--------------------------------------------------------------------------------
Amount reimbursed                          --               --               (1)
--------------------------------------------------------------------------------
                                        6,396           17,322            7,188
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                   8,244           38,905            2,531
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions
(including $--, $--, and
$2,233, respectively,
from affiliates)                       74,136          163,453          110,058
-----------------------------
Change in net unrealized
appreciation on investments           (51,496)        (191,133)         (79,228)
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)                 22,640          (27,680)          30,830
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $ 30,884        $  11,225         $ 33,361
================================================================================

See Notes to Financial Statements.

------
31

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)             EQUITY GROWTH            INCOME & GROWTH
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                    2005         2004         2005         2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income         $    8,244   $   19,325   $   38,905   $  102,556
---------------------------
Net realized gain                 74,136      173,662      163,453      656,183
---------------------------
Change in net
unrealized appreciation          (51,496)      20,526     (191,133)    (146,269)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         30,884      213,513       11,225      612,470
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------
  Investor Class                  (7,289)     (16,283)     (30,460)     (76,878)
---------------------------
  Institutional Class               (688)      (1,335)      (3,749)      (6,861)
---------------------------
  Advisor Class                     (582)      (1,306)      (5,495)     (15,946)
---------------------------
  C Class                             --           (3)          (8)         (29)
---------------------------
  R Class                             --           --           (1)          (1)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                (8,559)     (18,927)     (39,713)     (99,715)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions               169,291      228,164     (317,949)    (244,253)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                    191,616      422,750     (346,437)     268,502

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period            1,817,574    1,394,824    5,233,245    4,964,743
--------------------------------------------------------------------------------
End of period                 $2,009,190   $1,817,574   $4,886,808   $5,233,245
================================================================================

Undistributed net
investment income                    $89         $404       $2,034       $2,842
================================================================================

See Notes to Financial Statements.                                  (continued)

------
32

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                     SMALL COMPANY
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                $    2,531      $    2,527
---------------------------------------------
Net realized gain                                       110,058          76,733
---------------------------------------------
Change in net unrealized appreciation                   (79,228)        207,866
--------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                          33,361         287,126
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
  Investor Class                                             --          (1,675)
---------------------------------------------
  Institutional Class                                        --          (1,014)
---------------------------------------------
From net realized gains:
---------------------------------------------
  Investor Class                                        (16,157)        (42,678)
---------------------------------------------
  Institutional Class                                    (4,841)        (10,306)
---------------------------------------------
  Advisor Class                                          (5,119)        (10,794)
---------------------------------------------
  R Class                                                   (76)           (144)
--------------------------------------------------------------------------------
Decrease in net assets from distributions               (26,193)        (66,611)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                         177,606         790,892
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              184,774       1,011,407

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   1,572,375         560,968
--------------------------------------------------------------------------------
End of period                                        $1,757,149      $1,572,375
================================================================================

Undistributed net investment income                      $2,531              --
================================================================================

See Notes to Financial Statements.

------
33

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Equity Growth Fund (Equity
Growth), Income & Growth Fund (Income & Growth) and Small Company Fund (Small
Company) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Equity Growth seeks capital appreciation by investing in common stocks. Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.
Small Company seeks capital appreciation by investing primarily in common stocks of small companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Growth is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. Income & Growth is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, the C Class and the R Class. Small Company is authorized to issue the
Investor Class, the Institutional Class, the Advisor Class, and the R Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Equity Growth and Income & Growth may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. Equity Growth and Income & Growth continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions

                                                                    (continued)

------
34

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the funds. Distributions from net realized gains for the funds, if any, are generally declared and paid twice a year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.3380% to 0.5200% for Equity Growth and
Income & Growth, and 0.5380% to 0.7200% for Small Company. The rates for the
Complex Fee (Investor Class, C Class, and R Class) range from 0.2500% to
0.3100%. The Institutional Class and the Advisor Class are 0.2000% less and
0.2500% less, respectively, at each point within the Complex Fee range. The effective annual management fee for each class of the funds for the six months ended June 30, 2005 was as follows:

--------------------------------------------------------------------------------
                      INVESTOR   INSTITUTIONAL   ADVISOR        C            R
--------------------------------------------------------------------------------
Equity Growth           0.67%        0.47%        0.42%        0.67%        N/A
--------------------------------------------------------------------------------
Income & Growth         0.67%        0.47%        0.42%        0.67%       0.67%
--------------------------------------------------------------------------------
Small Company           0.87%        0.67%        0.62%         N/A        0.87%
--------------------------------------------------------------------------------

                                                                    (continued)

------
35

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                              Advisor        C
--------------------------------------------------------------------------------
Distribution Fee                                               0.25%       0.75%
--------------------------------------------------------------------------------
Service Fee                                                    0.25%       0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares.

During the six months ended June 30, 2005, the classes in each fund that received reimbursements of distribution and service fees were as follows:

--------------------------------------------------------------------------------
                                                           ($ IN FULL)
--------------------------------------------------------------------------------
                                                 ADVISOR         C          R
--------------------------------------------------------------------------------
Equity Growth                                      $11           --          N/A
--------------------------------------------------------------------------------
Income & Growth                                    $76           $4          $14
--------------------------------------------------------------------------------
Small Company                                      $24          N/A       $1,451
--------------------------------------------------------------------------------

The reimbursements for the Advisor Class and C Class had no impact on the annualized ratios of operating expenses and net investment income to average net assets. Fees incurred under the plans during the six months ended June 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
Equity Growth and Income & Growth have a securities lending agreement with
JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
                                 EQUITY            INCOME &             SMALL
                                 GROWTH             GROWTH             COMPANY
--------------------------------------------------------------------------------
Purchases                      $1,237,961         $1,755,034         $1,196,218
--------------------------------------------------------------------------------
Proceeds from sales            $1,071,567         $2,114,850         $1,061,473
--------------------------------------------------------------------------------

For the six months ended June 30, 2005, Income & Growth incurred net realized gains of $4,264 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                    (continued)

------
36

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3 billion shares. Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------
                             EQUITY GROWTH          INCOME & GROWTH          SMALL COMPANY
-----------------------------------------------------------------------------------------------
                          SHARES       AMOUNT     SHARES       AMOUNT     SHARES       AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2005

SHARES AUTHORIZED         500,000                 500,000                 500,000
===============================================================================================
Sold                       11,284    $ 247,797      8,758    $ 264,632     14,737    $ 147,538
-----------------------
Issued in reinvestment
of distributions              287        6,411        940       28,867      1,469       15,134
-----------------------
Redeemed                   (7,221)    (157,664)   (14,139)    (426,777)   (13,478)    (133,945)
-----------------------------------------------------------------------------------------------
Net increase (decrease)     4,350    $  96,544     (4,441)   $(133,278)     2,728    $  28,727
===============================================================================================
YEAR ENDED
DECEMBER 31, 2004

SHARES AUTHORIZED         500,000                 500,000                 500,000
===============================================================================================
Sold                       18,403    $ 374,249     20,698    $ 588,897     62,263    $ 555,757
-----------------------
Issued in reinvestment
of distributions              690       14,308      2,520       72,894      4,276       41,622
-----------------------
Redeemed                   (9,644)    (195,155)   (33,218)    (949,123)   (24,747)    (217,764)
-----------------------------------------------------------------------------------------------
Net increase (decrease)     9,449    $ 193,402    (10,000)   $(287,332)    41,792    $ 379,615
===============================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2005

SHARES AUTHORIZED          50,000                  50,000                  50,000
===============================================================================================
Sold                        1,935      $41,829      1,928     $ 58,449     12,840     $129,520
-----------------------
Issued in reinvestment
of distributions               28          627        113        3,459        393        4,058
-----------------------
Redeemed                     (398)      (8,690)      (987)     (29,855)    (4,885)     (48,930)
-----------------------------------------------------------------------------------------------
Net increase                1,565      $33,766      1,054     $ 32,053      8,348     $ 84,648
===============================================================================================
YEAR ENDED
DECEMBER 31, 2004

SHARES AUTHORIZED          50,000                  50,000                  50,000
===============================================================================================
Sold                          934     $ 19,007      4,528     $133,035     26,313     $239,271
-----------------------
Issued in reinvestment
of distributions               63        1,311        213        6,181        922        9,182
-----------------------
Redeemed                     (761)     (15,329)    (1,474)     (41,987)    (3,068)     (28,508)
-----------------------------------------------------------------------------------------------
Net increase                  236     $  4,989      3,267     $ 97,229     24,167     $219,945
===============================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2005

SHARES AUTHORIZED          50,000                 500,000                 100,000
===============================================================================================
Sold                        2,442     $ 53,683      2,374    $  71,806      9,050     $ 89,807
-----------------------
Issued in reinvestment
of distributions               24          538        178        5,469        467        4,770
-----------------------
Redeemed                     (727)     (15,881)    (9,916)    (293,420)    (3,181)     (31,371)
-----------------------------------------------------------------------------------------------
Net increase (decrease)     1,739     $ 38,340     (7,364)   $(216,145)     6,336     $ 63,206
===============================================================================================
YEAR ENDED
DECEMBER 31, 2004

SHARES AUTHORIZED          50,000                 500,000                 100,000
===============================================================================================
Sold                        3,015     $ 61,035      6,210    $ 176,521     25,089     $223,695
-----------------------
Issued in reinvestment
of distributions               59        1,227        549       15,876      1,035       10,084
-----------------------
Redeemed                   (1,643)     (33,294)    (8,658)    (246,958)    (5,266)     (46,348)
-----------------------------------------------------------------------------------------------
Net increase (decrease)     1,431     $ 28,968     (1,899)   $ (54,561)    20,858     $187,431
===============================================================================================

                                                                    (continued)

------
37

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                             EQUITY GROWTH          INCOME & GROWTH          SMALL COMPANY
-----------------------------------------------------------------------------------------------
                          SHARES       AMOUNT     SHARES       AMOUNT     SHARES       AMOUNT
-----------------------------------------------------------------------------------------------
C CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2005

SHARES AUTHORIZED          10,000                  10,000                     N/A
===============================================================================================
Sold                           45        $ 996         11        $ 336
-----------------------
Issued in reinvestment
of distributions               --           --         --            5
-----------------------
Redeemed                      (16)        (355)       (31)        (935)
-----------------------------------------------------------------------------------------------
Net increase (decrease)        29        $ 641        (20)       $(594)
===============================================================================================
YEAR ENDED
DECEMBER 31, 2004

SHARES AUTHORIZED          10,000                  10,000                     N/A
===============================================================================================
Sold                           58       $1,176         23        $ 660
-----------------------
Issued in reinvestment
of distributions               --            3          1           19
-----------------------
Redeemed                      (18)        (374)       (11)        (325)
-----------------------------------------------------------------------------------------------
Net increase                   40       $  805         13        $ 354
===============================================================================================
R CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2005

SHARES AUTHORIZED             N/A                  10,000                  10,000
===============================================================================================
Sold                                                    2         $ 60        136       $1,351
-----------------------
Issued in reinvestment
of distributions                                       --            1          7           76
-----------------------
Redeemed                                               (2)         (46)       (41)        (402)
-----------------------------------------------------------------------------------------------
Net increase                                           --         $ 15        102       $1,025
===============================================================================================
YEAR ENDED
DECEMBER 31, 2004

SHARES AUTHORIZED             N/A                  10,000                  10,000
===============================================================================================
Sold                                                    2          $56        434       $4,033
-----------------------
Issued in reinvestment
of distributions                                       --            1         15          144
-----------------------
Redeemed                                               --           --        (30)        (276)
-----------------------------------------------------------------------------------------------
Net increase                                            2          $57        419       $3,901
===============================================================================================

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended June 30, 2005 follows:

----------------------------------------------------------------------------------------------------
                      SHARE BALANCE  PURCHASE  SALES  REALIZED  DIVIDEND            6/30/05
FUND/COMPANY            12/31/04       COST    COST     GAIN     INCOME  SHARE BALANCE  MARKET VALUE
----------------------------------------------------------------------------------------------------
SMALL COMPANY
----------------------------------------------------------------------------------------------------
Olympic Steel Inc.(1)   503,884         --    $8,453   $2,233      --          --             --
----------------------------------------------------------------------------------------------------
(1) Non-income producing.

                                                                    (continued)

------
38

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

6. SECURITIES LENDING

As of June 30, 2005, securities in Equity Growth and Income & Growth valued at
$176,696 and $415,989, respectively, were on loan through the lending agent,
JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $180,764 and $424,003, respectively.
The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a $575 million unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the six months ended June
30, 2005.

8. RISK FACTORS

Small Company concentrates its investments in common stocks of small companies.
Because of this, Small Company may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                           EQUITY       INCOME &        SMALL
                                           GROWTH        GROWTH        COMPANY
--------------------------------------------------------------------------------
Federal tax cost of investments          $1,960,383    $4,698,219    $1,532,464
================================================================================
Gross tax appreciation of investments      $256,935     $ 738,899      $264,559
--------------------------------------
Gross tax depreciation of investments       (27,250)     (131,676)      (56,550)
--------------------------------------------------------------------------------
Net tax appreciation of investments        $229,685     $ 607,223      $208,009
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------
39

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

9. FEDERAL TAX INFORMATION (CONTINUED)

Following are the capital loss carryovers as of December 31, 2004:
--------------------------------------------------------------------------------
                                           EQUITY       INCOME &        SMALL
                                           GROWTH        GROWTH        COMPANY
--------------------------------------------------------------------------------
Accumulated capital losses               $(117,340)    $(107,410)         --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                                                          2010            2011
--------------------------------------------------------------------------------
Equity Growth                                          $(106,101)      $(11,239)
--------------------------------------------------------------------------------
Income & Growth                                         $(21,920)      $(85,490)
--------------------------------------------------------------------------------
Small Company                                                 --             --
--------------------------------------------------------------------------------

                                                                    (continued)

------
40

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $22.08       $19.60       $15.19       $19.24       $21.77       $26.23
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.10         0.25         0.17         0.15         0.13         0.14
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.24         2.47         4.41        (4.05)       (2.53)       (2.99)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.34         2.72         4.58        (3.90)       (2.40)       (2.85)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.10)       (0.24)       (0.17)       (0.15)       (0.13)       (0.14)
--------------------------
  From Net
  Realized Gains                   --           --           --           --           --         (1.47)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.10)       (0.24)       (0.17)       (0.15)       (0.13)       (1.61)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $22.32       $22.08       $19.60       $15.19       $19.24       $21.77
=========================================================================================================
  TOTAL RETURN(3)                 1.53%       13.98%       30.27%      (20.32)%     (11.01)%     (10.95)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.67%(4)        0.68%        0.69%        0.69%        0.68%        0.67%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.89%(4)        1.24%        1.00%        0.86%        0.64%        0.53%
--------------------------
Portfolio Turnover Rate             57%          97%          95%         100%          79%          79%
--------------------------
Net Assets, End of Period
(in thousands)               $1,661,276   $1,547,062   $1,188,103     $979,959   $1,465,026   $1,910,779
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
41

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $22.09       $19.61       $15.20       $19.25       $21.77       $26.24
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.12         0.29         0.20         0.18         0.17         0.19
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.24         2.47         4.41        (4.05)       (2.52)       (3.00)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.36         2.76         4.61        (3.87)       (2.35)       (2.81)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.12)       (0.28)       (0.20)       (0.18)       (0.17)       (0.19)
--------------------------
  From Net
  Realized Gains                   --           --           --           --           --         (1.47)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.12)       (0.28)       (0.20)       (0.18)       (0.17)       (1.66)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $22.33       $22.09       $19.61       $15.20       $19.25       $21.77
=========================================================================================================
  TOTAL RETURN(3)                 1.63%       14.20%       30.50%      (20.14)%     (10.83)%     (10.77)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.47%(4)        0.48%        0.49%        0.49%        0.48%        0.47%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.09%(4)        1.44%        1.20%        1.06%        0.84%        0.73%
--------------------------
Portfolio Turnover Rate             57%          97%          95%         100%          79%          79%
--------------------------
Net Assets, End of Period
(in thousands)                 $144,161     $107,997      $91,240     $105,512     $146,752     $144,542
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $22.07       $19.59       $15.17       $19.23       $21.77       $26.23
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.07         0.20         0.13         0.11         0.08         0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.24         2.47         4.41        (4.06)       (2.54)       (2.98)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.31         2.67         4.54        (3.95)       (2.46)       (2.91)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.07)       (0.19)       (0.12)       (0.11)       (0.08)       (0.08)
--------------------------
  From Net
  Realized Gains                   --           --           --           --           --         (1.47)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.07)       (0.19)       (0.12)       (0.11)       (0.08)       (1.55)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $22.31       $22.07       $19.59       $15.17       $19.23       $21.77
=========================================================================================================
  TOTAL RETURN(3)                 1.42%       13.71%       30.05%      (20.60)%     (11.28)%     (11.16)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.92%(4)        0.93%        0.94%        0.94%        0.93%        0.92%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.64%(4)        0.99%        0.75%        0.61%        0.39%        0.28%
--------------------------
Portfolio Turnover Rate             57%          97%          95%         100%          79%          79%
--------------------------
Net Assets, End of Period
(in thousands)                 $200,987     $160,427     $114,404      $99,615     $132,214     $206,381
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                          C CLASS
--------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002        2001(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $22.03       $19.55       $15.14       $19.23       $20.26
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)               (0.01)        0.05        (0.01)      (0.02)       (0.04)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.24         2.47         4.43       (4.07)       (0.99)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.23         2.52         4.42       (4.09)       (1.03)
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              --(4)        (0.04)       (0.01)          --          --
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $22.26       $22.03       $19.55       $15.14       $19.23
============================================================================================
  TOTAL RETURN(5)                 1.07%       12.89%       29.20%      (21.23)%      (5.13)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.67%(6)        1.68%        1.69%        1.69%     1.68%(6)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets           (0.11)%(6)        0.24%        0.00%      (0.14)%   (0.44)%(6)
--------------------------
Portfolio Turnover Rate             57%          97%          95%         100%       79%(7)
--------------------------
Net Assets, End of Period
(in thousands)                   $2,766       $2,088       $1,076         $268         $139
--------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) July 18, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
44

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $30.67       $27.70       $21.74       $27.35       $30.19       $34.05
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.25         0.60         0.43         0.33         0.30         0.29
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.10)        2.96         5.96        (5.61)       (2.84)       (3.86)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.15         3.56         6.39        (5.28)       (2.54)       (3.57)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.25)       (0.59)       (0.43)       (0.33)       (0.30)       (0.29)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $30.57       $30.67       $27.70       $21.74       $27.35       $30.19
=========================================================================================================
  TOTAL RETURN(3)                 0.47%       12.98%       29.62%      (19.37)%      (8.37)%     (10.54)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.67%(4)        0.68%        0.69%        0.69%        0.68%        0.67%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.60%(4)        2.10%        1.80%        1.34%        1.07%        0.89%
--------------------------
Portfolio Turnover Rate             35%          74%          67%          67%          61%          64%
--------------------------
Net Assets, End of Period
(in thousands)               $3,756,002   $3,904,689   $3,803,254   $3,122,386   $4,450,654   $5,433,541
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
45

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $30.68       $27.71       $21.76       $27.37       $30.19       $34.06
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.28         0.66         0.48         0.38         0.36         0.36
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.11)        2.95         5.95        (5.61)       (2.82)       (3.88)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.17         3.61         6.43        (5.23)       (2.46)       (3.52)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.27)       (0.64)       (0.48)       (0.38)       (0.36)       (0.35)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $30.58       $30.68       $27.71       $21.76       $27.37       $30.19
=========================================================================================================
  TOTAL RETURN(3)                 0.57%       13.20%       29.81%      (19.18)%      (8.15)%     (10.35)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.47%(4)        0.48%        0.49%        0.49%        0.48%        0.47%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.80%(4)        2.30%        2.00%        1.54%        1.27%        1.09%
--------------------------
Portfolio Turnover Rate             35%          74%          67%          67%          61%          64%
--------------------------
Net Assets, End of Period
(in thousands)                 $430,973     $400,048     $270,760     $197,371     $233,823     $209,873
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
46

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $30.65       $27.68       $21.72       $27.33       $30.17       $34.05
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.21         0.52         0.37         0.27         0.23         0.21
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.11)        2.96         5.96        (5.61)       (2.83)       (3.88)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.10         3.48         6.33        (5.34)       (2.60)       (3.67)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.21)       (0.51)       (0.37)       (0.27)       (0.24)       (0.21)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $30.54       $30.65       $27.68       $21.72       $27.33       $30.17
=========================================================================================================
  TOTAL RETURN(3)                 0.32%       12.71%       29.33%      (19.60)%      (8.63)%     (10.78)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.92%(4)        0.93%        0.94%        0.94%        0.93%        0.92%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.35%(4)        1.85%        1.55%        1.09%        0.82%        0.64%
--------------------------
Portfolio Turnover Rate             35%          74%          67%          67%          61%          64%
--------------------------
Net Assets, End of Period
(in thousands)                 $697,393     $925,472     $888,390     $690,924   $1,227,156   $1,127,877
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
47

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002        2001(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $30.64       $27.67       $21.68       $27.31       $28.84
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)        0.10         0.32         0.19         0.10         0.03
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.12)        2.95         5.98        (5.64)       (1.44)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (0.02)        3.27         6.17        (5.54)       (1.41)
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.10)       (0.30)       (0.18)       (0.09)       (0.12)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $30.52       $30.64       $27.67       $21.68       $27.31
============================================================================================
  TOTAL RETURN(4)                (0.05)%      11.88%       28.56%      (20.29)%      (4.91)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.67%(5)       1.68%        1.69%        1.69%      1.68%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      0.60%(5)       1.10%        0.80%        0.34%      0.20%(5)
--------------------------
Portfolio Turnover Rate              35%         74%          67%          67%        61%(6)
--------------------------
Net Assets, End of Period
(in thousands)                    $2,357      $2,966       $2,330       $1,710          $437
--------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) June 28, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
48

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         R CLASS
--------------------------------------------------------------------------------
                                           2005(1)         2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $30.67         $27.70         $24.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(3)                   0.18           0.48           0.08
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    (0.11)          2.93           3.03
--------------------------------------------------------------------------------
  Total From
  Investment Operations                      0.07           3.41           3.11
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                (0.17)         (0.44)         (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $30.57         $30.67         $27.70
================================================================================
  TOTAL RETURN(4)                            0.24%         12.42%         12.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.14%(5)(6)          1.18%       1.18%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.13%(5)(6)          1.60%       0.85%(5)
------------------------------------
Portfolio Turnover Rate                        35%            74%         67%(7)
------------------------------------
Net Assets, End of Period
(in thousands)                                 $84            $70             $9
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) August 29, 2003 (commencement of sale) through December 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the six months ended June 30, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.17% and 1.10%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
49

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.19        $8.35        $5.50        $5.75        $5.79        $5.49
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                0.02         0.02         0.01        --(3)        (0.01)       (0.01)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.18         2.31         2.93        (0.23)        0.22         0.49
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.20         2.33         2.94        (0.23)        0.21         0.48
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                --         (0.02)        --(3)          --           --           --
--------------------------
  From Net
  Realized Gains                 (0.16)       (0.47)       (0.09)       (0.02)       (0.25)       (0.18)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.16)       (0.49)       (0.09)       (0.02)       (0.25)       (0.18)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.23       $10.19        $8.35        $5.50        $5.75        $5.79
=========================================================================================================
  TOTAL RETURN(4)                 1.95%       28.28%       53.57%       (4.00)%       3.99%        8.90%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.87%(5)        0.88%        0.89%        0.90%        0.88%        0.88%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             0.33%(5)        0.25%        0.09%        0.03%      (0.18)%      (0.13)%
--------------------------
Portfolio Turnover Rate             65%         123%         120%         116%         165%          93%
--------------------------
Net Assets, End of Period
(in thousands)               $1,027,804     $996,103     $467,228     $113,685      $26,899      $22,178
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
50

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.21        $8.36        $5.53        $5.76        $5.79        $5.49
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.03         0.03         0.02         0.01        --(3)        --(3)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.18         2.33         2.93        (0.22)        0.22         0.49
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.21         2.36         2.95        (0.21)        0.22         0.49
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                 --        (0.04)       (0.03)          --           --           --
--------------------------
  From Net
  Realized Gains                 (0.16)       (0.47)       (0.09)       (0.02)       (0.25)       (0.19)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.16)       (0.51)       (0.12)       (0.02)       (0.25)       (0.19)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.26       $10.21        $8.36        $5.53        $5.76        $5.79
=========================================================================================================
  TOTAL RETURN(4)                 2.05%       28.60%       53.52%       (3.65)%       4.17%        9.08%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.67%(5)        0.68%        0.69%        0.70%        0.68%        0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.53%(5)        0.45%        0.29%        0.23%        0.02%        0.07%
--------------------------
Portfolio Turnover Rate             65%         123%         120%         116%         165%          93%
--------------------------
Net Assets, End of Period
(in thousands)                 $371,394     $284,352      $30,830       $1,766         $771       $1,434
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
51

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2005(1)       2004         2003         2002         2001        2000(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.12        $8.30        $5.48        $5.74        $5.79        $6.32
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment
  Income (Loss)(3)                0.01        (0.01)       (0.01)       (0.01)       (0.02)       (0.01)
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.17         2.30         2.92        (0.23)        0.22        (0.35)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.18         2.29         2.91        (0.24)        0.20        (0.36)
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Realized Gains                 (0.16)       (0.47)       (0.09)       (0.02)       (0.25)       (0.17)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.14       $10.12        $8.30        $5.48        $5.74        $5.79
=========================================================================================================
  TOTAL RETURN(4)                 1.77%       28.00%       53.16%       (4.18)%       3.82%       (5.47)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.12%(5)        1.13%        1.14%        1.15%        1.13%     1.12%(5)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             0.08%(5)      (0.00)%      (0.16)%      (0.22)%      (0.43)%   (0.43)%(5)
--------------------------
Portfolio Turnover Rate             65%         123%         120%         116%         165%       93%(6)
--------------------------
Net Assets, End of Period
(in thousands)                 $352,653     $287,673      $62,907       $3,104          $35          $35
---------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) September 7, 2000 (commencement of sale) through December 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2000.

See Notes to Financial Statements.

------
52

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           R CLASS
--------------------------------------------------------------------------------
                                               2005(1)       2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                            $10.15        $8.34        $7.11
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Loss(3)                        --(4)        (0.03)       (0.01)
--------------------------------------
  Net Realized and Unrealized Gain               0.17         2.31         1.33
--------------------------------------------------------------------------------
  Total From Investment Operations               0.17         2.28         1.32
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Realized Gains                       (0.16)       (0.47)       (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.16       $10.15        $8.34
================================================================================
  TOTAL RETURN(5)                                1.66%       27.72%       18.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.31%(6)(7)     1.30%(8)     1.38%(6)
--------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                    (0.11)%(6)(7)   (0.17)%(8)   (0.40)%(6)
--------------------------------------
Portfolio Turnover Rate                            65%         123%      120%(9)
--------------------------------------
Net Assets, End of Period
(in thousands)                                  $5,298       $4,247           $3
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) August 29, 2003 (commencement of sale) through December 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the six months ended June 30, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 1.37% and (0.17)%, respectively.

(8) During the year ended December 31, 2004, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 1.38% and (0.25)%, respectively.

(9) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
53

Approval of Management Agreements for Equity Growth, Income & Growth and Small
Company

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process--referred to as the "15(c) Process"--
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Equity Growth, Income & Growth and Small Company (the
"funds") and the services provided to such funds under the management agreement.

The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor, and in formulating the

                                                                    (continued)

------
54

Approval of Management Agreements for Equity Growth, Income & Growth and Small
Company

board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES-- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to

                                                                    (continued)

------
55

Approval of Management Agreements for Equity Growth, Income & Growth and Small
Company

the funds. Further, the Portfolio Committee reports its assessment to the board.
If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance of Equity Growth, Income & Growth and Small Company
for both one and three year periods was above the median for each fund's peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as

                                                                    (continued)

------
56

Approval of Management Agreements for Equity Growth, Income & Growth and Small
Company

year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing each fund's unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fees charged to shareholders of the funds were well below the median of the total expense ratios of their respective peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

                                                                    (continued)

------
57

Approval of Management Agreements for Equity Growth, Income & Growth and Small
Company

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
58

Share Class Information

Four classes of shares are authorized for sale by Equity Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Five classes of shares are authorized for sale by Income & Growth: Investor Class, Institutional Class
Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Small Company: Investor Class, Institutional Class, Advisor Class, and R
Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios for Advisor, C, and R Class shares are higher than that of Investor Class shares. AS OF FEBRUARY 20, 2004,
SMALL COMPANY IS CLOSED TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
59

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
60

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are  not investment products available for purchase.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/BARRA VALUE consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA GROWTH consists of those stocks with higher price-to-book ratios that are faster growing.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the  U.S. market.

------
61

Notes

------
62

Notes

------
63

Notes

------
64

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0508                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44730S            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

Global Gold Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GLOBAL GOLD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Global Gold
Fund for the six months ended June 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
December 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Global Gold - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                      1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         6.85%      21.26%       0.69%       1.82%         8/17/88
--------------------------------------------------------------------------------
FUND BENCHMARK(1)      7.52%      21.34%       0.81%       2.40%(2)        --
--------------------------------------------------------------------------------
MSCI WORLD INDEX      10.05%      -2.08%       7.07%       7.73%(2)        --
--------------------------------------------------------------------------------
Advisor Class          6.65%      21.05%         --        6.93%         5/6/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
----------------------------------------------------------------------------------------------------
                 1996     1997     1998     1999     2000     2001     2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
Investor Class   3.93%  -26.66%  -31.72%  -11.93%  -10.91%    9.14%   72.74%  11.24%  17.05%   6.85%
----------------------------------------------------------------------------------------------------
Fund
benchmark        2.48%  -30.93%  -28.49%   -7.92%  -11.57%    7.42%   77.26%   8.29%  18.66%   7.52%
----------------------------------------------------------------------------------------------------
MSCI World
Index           18.44%   22.27%   17.03%   15.67%   12.19%  -20.30%  -15.22%  -2.37%  24.00%  10.05%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Global Gold - Portfolio Commentary

PORTFOLIO MANAGER: BILL MARTIN

PERFORMANCE SUMMARY

As gold bullion prices and gold mining stocks fell overall for the first six months of 2005, Global Gold declined 6.42%*. The portfolio's benchmark (which does not reflect the deduction of any management fees) fell 6.45% for the period. (The benchmark index consists of about two-thirds North American gold stocks, about 20% African gold stocks, and about 10% Australian gold stocks.)

GOLD MARKET REVIEW

The price of gold bullion finished the first half of 2005 slightly lower (down
0.30%) on the Comex division of the New York Mercantile Exchange. Starting the year at $438.40 an ounce, gold seesawed throughout the six months, falling as low as $412.60 (on February 8) before shooting to a high of $446.80 on March 11.
But gold's performance was better than might have been expected, considering the
US dollar's strong performance--the dollar rallied nearly 12% versus the euro.
This is notable because the price of physical gold typically falls when the dollar rallies. Gold is priced and sold in US dollars, so a stronger dollar makes the precious metal more expensive for foreign buyers, and demand tends to drop. Though the gold market took its cue from the dollar's performance for most of the period, gold prices began to disconnect from the dollar in June as oil prices rose and France voted to reject the new EU constitution. After falling as low as $415.30 on June 1, gold prices rose steadily for the next several weeks, then eased off slightly in the last week of the quarter, with gold finishing at
$437.10 on June 30.

MARKET RETURNS
For the six months ended June 30, 2005
--------------------------------------------------------------------------------
  BACKGROUND INFLUENCES
--------------------------------------------------------------------------------
Gold bullion                                                    -0.30%
--------------------------------------------------------------------------------
U.S. Dollar vs. Euro                                            11.94%
--------------------------------------------------------------------------------
  BROAD GOLD STOCK MARKET
--------------------------------------------------------------------------------
Lipper Gold Fund Index                                          -3.79%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Index                                  -6.04%
--------------------------------------------------------------------------------
  REGIONAL COMPONENTS OF FT-SE(reg.tm) GOLD MINES
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Australia Index                        -1.98%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines North America Index                    -6.72%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Africa Index                           -4.12%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Barrick Gold Corp.                         10.0%                  9.6%
--------------------------------------------------------------------------------
Newmont Mining
Corporation                                10.0%                 10.1%
--------------------------------------------------------------------------------
Goldcorp Inc.(1)                            7.0%                  3.9%
--------------------------------------------------------------------------------
Placer Dome Inc.                            6.6%                  7.3%
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc. Cl B                    5.5%                  5.1%
--------------------------------------------------------------------------------
Newcrest Mining Limited                     5.4%                  5.3%
--------------------------------------------------------------------------------
AngloGold Ashanti
Limited(1)(2)                               4.7%                  4.8%
--------------------------------------------------------------------------------
Meridian Gold Inc.(1)                       4.6%                  4.6%
--------------------------------------------------------------------------------
Gold Fields Limited(1)                      4.3%                  4.8%
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Limited(1)                       3.9%                  2.7%
--------------------------------------------------------------------------------

(1) Includes shares traded on all exchanges.

(2) Formerly Anglogold Limited.

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
3

Global Gold - Portfolio Commentary

GOLD MINING STOCKS SUFFERED

The FT-SE(reg.tm) Gold Mines Index declined 6.04% for the first half of the year as its various regional components posted losses. Investors seemed hesitant to trade gold shares higher in the face of a rising dollar. North American gold stocks, whose earnings from foreign operations were hit hard by the strong dollar, were the worst performers (down 6.72%), while African stocks fell 4.12%, in spite of the dollar's 17% gain versus the South African rand. South African gold shares were pulled down by the likes of Western Areas Ltd. (down 29.09%)
and DRDGold Ltd (down 40.74%). Though a number of Australian mining company stocks had dismal returns for the first six months of the year, Australian gold mining stocks suffered the least overall, falling 1.98% as the US dollar rose only 2.29% versus the Australian dollar.

PORTFOLIO STRATEGY AND PERFORMANCE ATTRIBUTION

Though Global Gold's slant toward larger North American gold company stocks dampened returns to some extent, the portfolio outperformed its benchmark, due in part to various strategic underweights versus the benchmark in some poorly performing Australian stocks. These included Croesus Mining (down 42.47%),
Resolute Mining (down 35.51%), and GRD Ltd. (down 27.09%).

The largest positive contributors to Global Gold's return were top-ten holdings
Goldcorp (up 6.26%) and Barrick Gold Corp. (up 3.86%), two Canadian mining companies. Goldcorp, a low-cost gold producer that expects to process over a million ounces of gold this year at a cost of less than $60 US dollars an ounce, has paid out shareholder dividends every month in 2005 so far. Barrick's earnings jumped 56% in the second quarter of 2005, as the company chose to sell its gold at current market prices, rather than put it into forward commitment contracts. The largest detractors from portfolio performance--because of their positions in the portfolio's top ten holdings--were Newmont Mining (US, down
11.68%), and Placer Dome (Canada, down 18.22%), which was hurt by its 50% stake in South Africa's Western Areas gold mine.

OUR COMMITMENT

Global Gold's investment team remained committed to the fund's investment objective-seeking to realize a total return (capital growth and dividends)
consistent with investment in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other precious metals throughout the world.

GEOGRAPHIC COMPOSITION
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Canada                                     51.4%                 57.6%
--------------------------------------------------------------------------------
United States                              22.9%                 18.1%
--------------------------------------------------------------------------------
South Africa                               13.6%                 13.2%
--------------------------------------------------------------------------------
Australia                                  10.0%                  9.6%
--------------------------------------------------------------------------------
Other Countries                             1.6%                  1.4%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                     0.5%                  0.1%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE      1/1/05 -       EXPENSE
                         1/1/05        6/30/05          6/30/05        RATIO(1)
--------------------------------------------------------------------------------
GLOBAL GOLD SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000          $935.80         $3.26          0.68%
--------------------------------------------------------------------------------
Advisor Class (after
reimbursement)(2)        $1,000          $935.80         $4.42          0.92%
--------------------------------------------------------------------------------
Advisor Class (before
reimbursement)           $1,000          $935.80         $4.46          0.93%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,021.42         $3.41          0.68%
--------------------------------------------------------------------------------
Advisor Class (after
reimbursement)(2)        $1,000        $1,020.23         $4.61          0.92%
--------------------------------------------------------------------------------
Advisor Class (before
reimbursement)           $1,000        $1,020.18         $4.66          0.93%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended June 30, 2005, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been
    0.93%.

------
6

Global Gold - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS -- 99.5%

AUSTRALIA -- 10.0%
--------------------------------------------------------------------------------
        2,500,000  Croesus Mining NL                               $    674,640
--------------------------------------------------------------------------------
          618,600  Equigold NL                                          507,847
--------------------------------------------------------------------------------
          154,650  Equigold NL Warrants(1)                               18,809
--------------------------------------------------------------------------------
          479,749  GRD Ltd.                                             740,303
--------------------------------------------------------------------------------
          958,837  Kingsgate Consolidated Ltd.                        2,069,962
--------------------------------------------------------------------------------
       12,523,773  Lihir Gold Limited(1)                             11,614,334
--------------------------------------------------------------------------------
        2,496,262  Newcrest Mining Limited                           32,979,134
--------------------------------------------------------------------------------
            3,333  Nickel Australia Ltd.(1)                                 266
--------------------------------------------------------------------------------
       14,629,900  Oxiana Ltd.(1)                                     9,897,617
--------------------------------------------------------------------------------
          677,711  Resolute Mining Limited(1)                           491,980
--------------------------------------------------------------------------------
        1,200,000  Sino Gold Ltd.(1)                                  1,687,533
--------------------------------------------------------------------------------
                                                                     60,682,425
--------------------------------------------------------------------------------
CANADA -- 51.4%
--------------------------------------------------------------------------------
          201,888  Agnico-Eagle Mines Ltd.                            2,525,247
--------------------------------------------------------------------------------
        1,076,700  Agnico-Eagle Mines Ltd.
                   New York Shares                                   13,566,420
--------------------------------------------------------------------------------
        1,255,000  Apollo Gold Corporation(1)                           358,396
--------------------------------------------------------------------------------
          191,600  Arizona Star Resource Corp.(1)                       672,226
--------------------------------------------------------------------------------
          664,800  Aurizon Mines Ltd.(1)                                645,490
--------------------------------------------------------------------------------
        2,439,016  Barrick Gold Corp.                                61,048,571
--------------------------------------------------------------------------------
        5,597,350  Bema Gold Corp.(1)                                13,290,053
--------------------------------------------------------------------------------
        4,005,000  Cambior, Inc.(1)                                   8,594,280
--------------------------------------------------------------------------------
        3,300,000  Crystallex International
                   Corporation Special Warrants(1)                   11,847,258
--------------------------------------------------------------------------------
        1,100,000  Crystallex International
                   Corporation Warrants(1)                              924,086
--------------------------------------------------------------------------------
        3,747,300  Eldorado Gold Corporation(1)                       9,936,949
--------------------------------------------------------------------------------
          150,700  European Goldfields Ltd.(1)                          184,440
--------------------------------------------------------------------------------
          489,200  Gammon Lake Resources Inc.(1)                      3,292,999
--------------------------------------------------------------------------------
        1,364,700  Glamis Gold Ltd.(1)                               23,361,134
--------------------------------------------------------------------------------
          323,600  Gold Reserve Inc.(1)                               1,051,700
--------------------------------------------------------------------------------
        2,641,675  Goldcorp Inc.                                     42,009,014
--------------------------------------------------------------------------------
           30,000  Goldcorp Inc. New York
                   Shares                                               473,400
--------------------------------------------------------------------------------
          650,000  Goldcorp Inc. Warrants(1)                          1,702,431
--------------------------------------------------------------------------------
        1,511,700  Golden Star Resources Ltd.(1)                      4,687,059
--------------------------------------------------------------------------------
          125,000  Golden Star Resources Ltd.
                   Warrants(1)                                          112,190
--------------------------------------------------------------------------------
          660,000  Great Basin Gold Ltd.(1)                             667,755
--------------------------------------------------------------------------------
        1,750,000  Guinor Gold Corp.(1)                               1,356,478
--------------------------------------------------------------------------------
          822,000  High River Gold Mines Ltd.(1)                        905,434
--------------------------------------------------------------------------------
        2,140,100  IAMGOLD Corporation                               14,440,786
--------------------------------------------------------------------------------
          552,700  International Minerals Corp.(1)                    1,704,639
--------------------------------------------------------------------------------
          240,000  Ivanhoe Mines Ltd.(1)                              1,864,230
--------------------------------------------------------------------------------
        3,334,829  Kinross Gold Corp.(1)                             20,407,244
--------------------------------------------------------------------------------
          279,157  Kinross Gold Corp. New York
                   Shares(1)                                          1,702,858
--------------------------------------------------------------------------------
          154,600  Kirkland Lake Gold Inc.(1)                           508,353
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          564,600  Minefinders Corporation Ltd.(1)                 $  2,625,832
--------------------------------------------------------------------------------
        3,200,000  Miramar Mining Corp.(1)                            3,707,572
--------------------------------------------------------------------------------
        1,502,800  Nevsun Resources Ltd.(1)                           2,918,296
--------------------------------------------------------------------------------
          644,300  Northern Orion Resources
                   Inc.(1)                                            1,587,619
--------------------------------------------------------------------------------
          687,500  Northern Orion Resources Inc.
                   Warrants(1)                                          689,968
--------------------------------------------------------------------------------
        1,661,500  Northgate Exploration Ltd.(1)                      1,803,031
--------------------------------------------------------------------------------
          814,100  Novagold Resources Inc.(1)                         6,211,583
--------------------------------------------------------------------------------
        2,602,216  Placer Dome Inc.                                  40,022,082
--------------------------------------------------------------------------------
        1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     1,768,114
--------------------------------------------------------------------------------
          500,000  SouthernEra Diamonds Inc.(1)                         163,185
--------------------------------------------------------------------------------
          378,500  Southwestern Resources
                   Corp.(1)                                           3,292,110
--------------------------------------------------------------------------------
        1,304,300  Wolfden Resources Inc.(1)                          2,766,955
--------------------------------------------------------------------------------
          525,700  Yamana Gold Inc.(1)                                1,908,751
--------------------------------------------------------------------------------
                                                                    313,306,218
--------------------------------------------------------------------------------
SOUTH AFRICA -- 13.6%
--------------------------------------------------------------------------------
          574,402  AngloGold Ashanti Limited                         20,523,384
--------------------------------------------------------------------------------
          225,776  AngloGold Ashanti Limited
                   ADR                                                8,066,976
--------------------------------------------------------------------------------
        1,146,050  DRDGOLD Limited(1)                                 1,008,524
--------------------------------------------------------------------------------
          786,900  DRDGOLD Limited ADR(1)                               692,472
--------------------------------------------------------------------------------
           64,594  DRDGOLD Limited Rights(1)                              1,647
--------------------------------------------------------------------------------
        2,144,934  Gold Fields Limited                               24,345,001
--------------------------------------------------------------------------------
          166,800  Gold Fields Limited ADR                            1,893,180
--------------------------------------------------------------------------------
        2,223,950  Harmony Gold Mining Co.
                   Limited                                           19,037,012
--------------------------------------------------------------------------------
          544,800  Harmony Gold Mining Co.
                   Limited ADR                                        4,663,488
--------------------------------------------------------------------------------
          897,362  Western Areas Limited(1)                           2,826,655
--------------------------------------------------------------------------------
                                                                     83,058,339
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.6%
--------------------------------------------------------------------------------
          165,200  Celtic Resources Holdings plc(1)                   1,172,842
--------------------------------------------------------------------------------
          750,000  Oriel Resources plc(1)                               470,019
--------------------------------------------------------------------------------
          582,600  Randgold Resources Limited
                   ADR(1)                                             8,191,357
--------------------------------------------------------------------------------
                                                                      9,834,218
--------------------------------------------------------------------------------
UNITED STATES -- 22.9%
--------------------------------------------------------------------------------
        3,229,700  Coeur d'Alene Mines
                   Corporation(1)                                    11,723,811
--------------------------------------------------------------------------------
          903,500  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                   33,827,040
--------------------------------------------------------------------------------
          692,400  Meridian Gold Inc.(1)                             12,428,851
--------------------------------------------------------------------------------
          852,100  Meridian Gold Inc. New York
                   Shares(1)                                         15,337,800
--------------------------------------------------------------------------------
        1,555,314  Newmont Mining Corporation                        60,703,906
--------------------------------------------------------------------------------
          281,400  Royal Gold, Inc.                                   5,661,768
--------------------------------------------------------------------------------
                                                                    139,683,176
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $383,399,163)                                                 606,564,376
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Global Gold - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $2,652,933), in a joint trading
account at 2.85%, dated 6/30/05, due
7/1/05 (Delivery value $2,600,206)
(Cost $2,600,000)                                                  $  2,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $385,999,163)                                                 609,164,376
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                    494,362
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $609,658,738
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Trustees. The aggregate value of fair valued securities at June 30, 2005, was
$64,913,921, which represented 10.6% of net assets.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $385,999,163)            $ 609,164,376
-----------------------------------------------------------
Receivable for investments sold                                       1,191,506
-----------------------------------------------------------
Receivable for capital shares sold                                      130,363
-----------------------------------------------------------
Dividends and interest receivable                                           205
--------------------------------------------------------------------------------
                                                                    610,486,450
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          503,108
-----------------------------------------------------------
Accrued management fees                                                 322,926
-----------------------------------------------------------
Distribution fees payable                                                   839
-----------------------------------------------------------
Service fees payable                                                        839
--------------------------------------------------------------------------------
                                                                        827,712
--------------------------------------------------------------------------------
NET ASSETS                                                        $ 609,658,738
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 580,294,376
-----------------------------------------------------------
Accumulated net investment loss                                      (4,079,748)
-----------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                      (189,722,942)
-----------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                     223,167,052
--------------------------------------------------------------------------------
                                                                  $ 609,658,738
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $605,429,697
-----------------------------------------------------------
Shares outstanding                                                   53,896,405
-----------------------------------------------------------
Net asset value per share                                                $11.23
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $4,229,041
-----------------------------------------------------------
Shares outstanding                                                      376,945
-----------------------------------------------------------
Net asset value per share                                                $11.22
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Dividends (net of foreign taxes withheld of $244,642)              $  3,107,983
-----------------------------------------------------------
Interest                                                                 31,879
--------------------------------------------------------------------------------
                                                                      3,139,862
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                       2,045,561
-----------------------------------------------------------
Distribution fees -- Advisor Class                                        5,028
-----------------------------------------------------------
Service fees -- Advisor Class                                             5,028
-----------------------------------------------------------
Directors' fees and expenses                                              9,363
-----------------------------------------------------------
Other expenses                                                           11,305
--------------------------------------------------------------------------------
                                                                      2,076,285
-----------------------------------------------------------
Amount reimbursed                                                          (122)
--------------------------------------------------------------------------------
                                                                      2,076,163
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,063,699
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------------------------
Investment transactions                                              (1,380,710)
-----------------------------------------------------------
Foreign currency transactions                                         3,777,832
--------------------------------------------------------------------------------
                                                                      2,397,122
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-----------------------------------------------------------
Investments                                                         (31,954,043)
-----------------------------------------------------------
Translation of assets and liabilities in foreign currencies         (17,349,967)
--------------------------------------------------------------------------------
                                                                    (49,304,010)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    (46,906,888)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(45,843,189)
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                  2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                       $  1,063,699    $   (176,436)
------------------------------------------
Net realized gain                                     2,397,122      14,158,663
------------------------------------------
Change in net unrealized appreciation               (49,304,010)    (78,842,318)
--------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                           (45,843,189)    (64,860,091)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                             --      (4,451,754)
------------------------------------------
  Advisor Class                                              --         (25,163)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                    --      (4,476,917)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     (42,435,323)     27,705,827
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          (88,278,512)    (41,631,181)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 697,937,250     739,568,431
--------------------------------------------------------------------------------
End of period                                      $609,658,738    $697,937,250
================================================================================

Accumulated net investment loss                     $(4,079,748)    $(5,143,447)
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Global Gold Fund (the fund)
is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

                                                                    (continued)

------
12

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the fund for the six months ended June 30, 2005 was 0.67% and 0.42% for the Investor
Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc.

                                                                    (continued)

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

(ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. During the six months ended
June 30, 2005, the Advisor Class received a reimbursement of $122 of its distribution fees. Fees incurred under the plan during the six months ended June
30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $12,591,315
--------------------------------------------------------------------------------
Proceeds from sales                                                 $56,151,190
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

AUTHORIZED SHARES                               500,000,000
================================================================================
Sold                                              6,241,541    $  68,879,558
----------------------------------------
Redeemed                                        (10,133,859)    (111,130,986)(1)
--------------------------------------------------------------------------------
Net decrease                                     (3,892,318)   $ (42,251,428)
================================================================================
YEAR ENDED DECEMBER 31, 2004

DESIGNATED SHARES                               500,000,000
================================================================================
Sold                                             22,532,146    $ 265,797,526
----------------------------------------
Issued in reinvestment of distributions             422,536        4,200,000
----------------------------------------
Redeemed                                        (21,064,314)    (244,061,704)(2)
--------------------------------------------------------------------------------
Net increase                                      1,890,368    $  25,935,822
================================================================================

(1) Net of redemption fees of $69,587.

(2) Net of redemption fees of $213,506.

                                                                    (continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

AUTHORIZED SHARES                                10,000,000
================================================================================
Sold                                                 86,691      $   981,240
----------------------------------------
Redeemed                                           (104,908)      (1,165,135)(1)
--------------------------------------------------------------------------------
Net decrease                                        (18,217)     $  (183,895)
================================================================================
YEAR ENDED DECEMBER 31, 2004

DESIGNATED SHARES                                10,000,000
================================================================================
Sold                                                357,359      $ 4,167,318
----------------------------------------
Issued in reinvestment of distributions               2,471           24,592
----------------------------------------
Redeemed                                           (207,708)      (2,421,905)(2)
--------------------------------------------------------------------------------
Net increase                                        152,122      $ 1,770,005
================================================================================

(1) Net of redemption fees of $2,834.

(2) Net of redemption fees of $9,861.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

                                                                    (continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $404,839,659
================================================================================
Gross tax appreciation of investments                              $228,911,353
-------------------------------------------------------
Gross tax depreciation of investments                               (24,586,636)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $204,324,717
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2004, the fund had $(175,930,037) of accumulated capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------------------
     2005          2006            2007            2008            2009            2010
--------------------------------------------------------------------------------------------
  $(581,523)   $(61,443,526)   $(56,658,958)   $(30,893,211)   $(20,993,041)   $(5,359,778)
--------------------------------------------------------------------------------------------

The fund incurred net foreign currency losses of $(149,036) in the two-month period ended December 31, 2004. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
16

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $12.00      $13.17       $9.14       $5.30       $4.00       $5.29
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(2)                0.02        --(3)       0.02        0.04        0.05        0.05
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.79)      (1.09)       4.21        3.82        1.30       (1.31)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (0.77)      (1.09)       4.23        3.86        1.35       (1.26)
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income                --        (0.08)      (0.21)      (0.04)      (0.06)      (0.03)
----------------------------------------------------------------------------------------------------
Redemption Fees(4)               --(3)       --(3)        0.01        0.02        0.01          --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.23      $12.00      $13.17       $9.14       $5.30       $4.00
====================================================================================================
  TOTAL RETURN(5)                (6.42)%     (8.17)%     46.70%      73.00%      34.09%     (23.95)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%(6)       0.68%       0.69%       0.69%       0.68%       0.67%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             0.34%(6)     (0.03)%       0.22%       0.57%       0.99%       1.19%
-------------------------
Portfolio Turnover Rate              2%         14%         22%         31%         14%         17%
-------------------------
Net Assets, End of Period
(in thousands)                 $605,430    $693,197    $736,363    $421,534    $192,973    $141,555
----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to January 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
17

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $12.00      $13.19       $9.14       $5.30       $4.00       $5.29
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(2)               --(3)       (0.03)       --(3)       --(3)       0.03        0.03
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.78)      (1.09)       4.22        3.83        1.31       (1.30)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (0.78)      (1.12)       4.22        3.83        1.34       (1.27)
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income                --        (0.07)      (0.18)      (0.01)      (0.05)      (0.02)
----------------------------------------------------------------------------------------------------
Redemption Fees(4)               --(3)       --(3)        0.01        0.02        0.01         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.22      $12.00      $13.19       $9.14       $5.30       $4.00
====================================================================================================
  TOTAL RETURN(5)                (6.42)%     (8.49)%     46.37%      72.61%      33.75%     (24.05)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.92%(6)(7)       0.93%       0.94%       0.94%       0.93%       0.92%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets          0.10%(6)(7)     (0.28)%     (0.02)%       0.32%       0.74%       0.94%
-------------------------
Portfolio Turnover Rate              2%         14%         22%         31%         14%         17%
-------------------------
Net Assets, End of Period
(in thousands)                   $4,229      $4,740      $3,205      $1,118         $64         $43
----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to January 1, 2001, have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) During the six months ended June 30, 2005, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 0.93% and
    0.09%, respectively.

(7) Annualized.

See Notes to Financial Statements.

------
18

Approval of Management Agreement for Global Gold

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process--referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Global Gold (the "fund") and the services provided to the fund under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.
In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund

                                                                    (continued)

------
19

Approval of Management Agreement for Global Gold

and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES--GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer

                                                                    (continued)

------
20

Approval of Management Agreement for Global Gold

groups of funds managed similarly to the fund. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both one and three year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by

                                                                    (continued)

------
21

Approval of Management Agreement for Global Gold

reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the fee breakpoints of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was well below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

                                                                    (continued)

------
22

Approval of Management Agreement for Global Gold

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
23

Share Class Information

Two classes of share are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio for Advisor Class is higher than that of
Investor Class.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FT-SE(reg.tm) GOLD MINES INDEX(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The FUND BENCHMARK was the Benham North American Gold Equities Index from inception through February 1996. From March 1996 through December 1997, the benchmark was the FT-SE Gold Mines Index. Since January 1998, the benchmark has been a proprietary index developed and monitored by American Century that is intended to reflect the entire gold market. The Global Gold fund custom benchmark is approximately two-thirds North American, 20% African, and 10%
Australian gold company stocks.

The LIPPER GOLD FUND INDEX tracks total return performance of the largest funds within the Lipper Gold Fund category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or gold bullion.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(SM) is a
market-capitalization-weighted index designed to measure global developed-market equity performance.

(1) The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is a
    trademark of the London Stock Exchange Limited and the Financial Times Ltd.
    and is used by FT-SE International Limited under license. FT-SE
    International Limited does not sponsor, endorse, or promote the fund.

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0508                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44732N            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

Utilities Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Utilities fund for the six months ended June 30, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will  be the annual report dated
December 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Utilities - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                  ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                      1 YEAR      5 YEARS     10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        33.06%       0.62%       9.45%       8.32%         3/1/93
--------------------------------------------------------------------------------
FUND BENCHMARK(1)     29.00%      -0.26%       9.76%       8.51%(2)        --
--------------------------------------------------------------------------------
S&P 500 INDEX(3)       6.32%      -2.37%       9.94%      10.39%(2)        --
--------------------------------------------------------------------------------
Advisor Class         32.89%       0.35%         --        4.06%         6/25/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

(3) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow market segment and is therefore subject to greater risk and market fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

Utilities - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
--------------------------------------------------------------------------------------------------------
                  1996     1997     1998     1999    2000      2001      2002    2003     2004     2005
--------------------------------------------------------------------------------------------------------
Investor Class   20.92%   13.22%   35.25%   25.42%   3.06%    -4.69%   -31.41%   4.93%   12.99%   33.06%
--------------------------------------------------------------------------------------------------------
Fund Benchmark   22.63%   14.78%   38.07%   31.19%   0.83%    -2.10%   -35.66%   5.34%   15.34%   29.00%
--------------------------------------------------------------------------------------------------------
S&P 500 Index    26.00%   34.70%   30.16%   22.76%   7.25%   -14.83%   -17.99%   0.25%   19.11%    6.32%
--------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow market segment and is therefore subject to greater risk and market fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Utilities - Portfolio Commentary

PORTFOLIO MANAGERS: JOE STERLING AND BILL MARTIN

PERFORMANCE SUMMARY

The Utilities fund posted a total return of 11.31%* for the six months ended
June 30, 2005, well ahead of both the 8.47% return of its custom utilities benchmark (defined on page 26) and the 4.75% return of the Russell 1000
Utilities Index. The S&P 500 Index, a broad stock market measure, declined
0.81%.

MARKET REVIEW

The U.S. stock market largely moved sideways during the first half of 2005. The broadest market indexes, the Dow Jones Wilshire 5000 Total Market Index and the
Russell 3000 Index, rose 0.01% and fell 0.01%, respectively. A combination of record-high oil prices and rising short-term interest rates helped keep the market in check.

Utilities stocks outperformed the broad stock market for the six-month period.
The utilities sector of the S&P 500 posted the second-highest return in the index, trailing only the energy sector. Falling bond yields and strong investor demand for dividend-paying stocks provided a boost to utilities shares, as did rising energy prices.

The best performers within the utilities sector were the traditional electric and gas utilities, which reported solid earnings growth and have the highest dividend yields. Wireless telecommunication stocks also posted healthy gains, while the rest of the telecommunications segment declined modestly.

PORTFOLIO OVERVIEW

The Utilities fund outpaced its custom utilities benchmark in the first six months of 2005. The key to this outperformance was the portfolio's overweights in electric & gas utilities and energy stocks, along with an underweight in telecommunications companies relative to the benchmark.

MARKET RETURNS
For the six months ended June 30, 2005
--------------------------------------------------------------------------------
  BROAD U.S. STOCK MARKET
--------------------------------------------------------------------------------
S&P 500 Index                                                   -0.81%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                          -5.12%
--------------------------------------------------------------------------------
  BROAD UTILITIES MARKET
--------------------------------------------------------------------------------
Lipper Utility Fund Index                                        8.47%
--------------------------------------------------------------------------------
Russell 1000 Utilities Index                                     4.75%
--------------------------------------------------------------------------------
  PRIMARY UTILITIES INDUSTRIES IN FUND BENCHMARK
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                             15.70%
--------------------------------------------------------------------------------
Electric Utilities                                              13.91%
--------------------------------------------------------------------------------
Gas Utilities                                                   13.22%
--------------------------------------------------------------------------------
Wireless Telecommunication Services                              8.48%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                          -1.71%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Constellation Energy
Group Inc.                                  3.8%                  2.3%
--------------------------------------------------------------------------------
TXU Corp.                                   3.6%                  3.8%
--------------------------------------------------------------------------------
Exelon Corporation                          3.5%                  4.2%
--------------------------------------------------------------------------------
PG&E Corp.                                  3.4%                  2.7%
--------------------------------------------------------------------------------
Sempra Energy                               3.3%                  2.4%
--------------------------------------------------------------------------------
Sprint Corp.                                2.9%                  3.4%
--------------------------------------------------------------------------------
PPL Corporation                             2.7%                  3.1%
--------------------------------------------------------------------------------
Duke Energy Corp.                           2.6%                  2.3%
--------------------------------------------------------------------------------
Edison International                        2.6%                  2.4%
--------------------------------------------------------------------------------
UGI Corp.                                   2.2%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

Utilities - Portfolio Commentary

ELECTRIC & GAS UTILITIES

Stock selection among electric & gas utilities also contributed positively to relative performance. TXU, the largest electricity provider in Texas, was the best performance contributor in the portfolio on both an absolute and relative basis, as it was in 2004. TXU continued to report better-than-expected profits and raised its 2005 earnings guidance.

Other top contributors included two mid-Atlantic utilities--Constellation
Energy, a Maryland utility that was the portfolio's largest holding as of June
30, 2005, and UGI, a Pennsylvania-based natural gas utility with diversified operations in electricity and propane. Both companies reported earnings that exceeded expectations by a wide margin, leading to higher profit forecasts for all of 2005.

ENERGY STOCKS

The portfolio also benefited from its 5% position in energy stocks, which are not represented in the benchmark. Energy stocks rose sharply as the price of oil surged to a record high of more than $60 a barrel. The best contributor was oil refinery operator Valero Energy, which was the top-performing individual stock in the S&P 500, gaining about 75%.

TELECOM PROVIDERS

The portfolio's underweight in telecom stocks proved valuable, especially in regional phone companies like BellSouth, Verizon, and SBC--all of which posted losses in the first half of 2005. However, disappointing stock selection among wireless stocks offset the beneficial underweight to some degree. In particular, the portfolio owned UK-based wireless company Vodafone and messaging services provider USA Mobility, both of which declined during the period, while avoiding rural wireless service providers Western Wireless and Nextel Partners, both of which gained more than 25%.

Foreign telecom holdings, including European phone stocks Deutsche Telekom and
Telecom Italia, also detracted from performance. On the positive side, the portfolio's position in cell phone maker Nokia enhanced overall results.

OUR COMMITMENT

We will continue to seek out stocks in the utilities sector that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

INDUSTRY BREAKDOWN
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Electric Utilities                          35.2%                 38.3%
--------------------------------------------------------------------------------
Multi-Utilities                             20.1%                 21.8%
--------------------------------------------------------------------------------
Integrated
Telecommunication Services                  19.5%                 22.1%
--------------------------------------------------------------------------------
Gas Utilities                               13.0%                  5.3%
--------------------------------------------------------------------------------
Oil & Gas Storage
& Transportation                             4.6%                  4.4%
--------------------------------------------------------------------------------
Wireless
Telecommunication Services                   3.8%                  5.9%
--------------------------------------------------------------------------------
Communications
Equipment                                    1.1%                  0.8%
--------------------------------------------------------------------------------
Oil & Gas Refining
& Marketing                                  0.6%                  0.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                             2.1%                  1.0%
--------------------------------------------------------------------------------
*Includes temporary cash investments and other assets and liabilities.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE     1/1/05 -         EXPENSE
                       1/1/05           6/30/05         6/30/05         RATIO*
--------------------------------------------------------------------------------
UTILITIES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,113.10         $3.51          0.67%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,111.90         $4.82          0.92%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,021.47         $3.36          0.67%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.23         $4.61          0.92%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Utilities - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.9%

COMMUNICATIONS EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
          189,700  Nokia Oyj ADR                                   $  3,156,608
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 35.2%
--------------------------------------------------------------------------------
           19,100  Ameren Corp.                                       1,056,230
--------------------------------------------------------------------------------
          106,540  American Electric Power                            3,928,130
--------------------------------------------------------------------------------
           30,900  Cinergy Corp.                                      1,384,938
--------------------------------------------------------------------------------
           60,200  Consolidated Edison, Inc.                          2,819,768
--------------------------------------------------------------------------------
           71,200  DPL Inc.                                           1,954,440
--------------------------------------------------------------------------------
           24,900  DTE Energy Company                                 1,164,573
--------------------------------------------------------------------------------
           22,200  E.On AG ADR                                          657,342
--------------------------------------------------------------------------------
           44,200  E.On AG ORD                                        3,941,205
--------------------------------------------------------------------------------
          181,800  Edison International                               7,371,990
--------------------------------------------------------------------------------
            1,000  Enel SpA ADR                                          43,410
--------------------------------------------------------------------------------
          246,200  Enel SpA ORD                                       2,145,249
--------------------------------------------------------------------------------
           80,700  Entergy Corp.                                      6,096,885
--------------------------------------------------------------------------------
          190,800  Exelon Corporation                                 9,793,764
--------------------------------------------------------------------------------
           91,000  FirstEnergy Corp.                                  4,378,010
--------------------------------------------------------------------------------
          135,800  FPL Group, Inc.                                    5,711,748
--------------------------------------------------------------------------------
           36,200  Great Plains Energy Inc.                           1,154,418
--------------------------------------------------------------------------------
          127,842  NSTAR                                              3,941,369
--------------------------------------------------------------------------------
           65,900  Pepco Holdings, Inc.                               1,577,646
--------------------------------------------------------------------------------
          253,600  PG&E Corp.                                         9,520,144
--------------------------------------------------------------------------------
          116,300  PNM Resources Inc.                                 3,350,603
--------------------------------------------------------------------------------
          128,700  PPL Corporation                                    7,642,206
--------------------------------------------------------------------------------
            2,700  Scottish Power plc ADR                                96,120
--------------------------------------------------------------------------------
          149,200  Scottish Power plc ORD                             1,326,400
--------------------------------------------------------------------------------
          144,900  Southern Co.                                       5,023,683
--------------------------------------------------------------------------------
          122,500  TXU Corp.                                         10,178,525
--------------------------------------------------------------------------------
          171,300  XCEL Energy Inc.                                   3,343,776
--------------------------------------------------------------------------------
                                                                     99,602,572
--------------------------------------------------------------------------------
GAS UTILITIES -- 13.0%
--------------------------------------------------------------------------------
           91,800  Atmos Energy Corp.                                 2,643,840
--------------------------------------------------------------------------------
          154,700  Energen Corp.                                      5,422,235
--------------------------------------------------------------------------------
           53,700  Equitable Resources Inc.                           3,651,600
--------------------------------------------------------------------------------
           61,200  KeySpan Corporation                                2,490,840
--------------------------------------------------------------------------------
           90,300  National Fuel Gas Co.                              2,610,573
--------------------------------------------------------------------------------
           44,500  New Jersey Resources Corp.                         2,147,125
--------------------------------------------------------------------------------
          178,600  ONEOK, Inc.                                        5,831,290
--------------------------------------------------------------------------------
           87,600  Questar Corp.                                      5,772,840
--------------------------------------------------------------------------------
          218,700  UGI Corp.                                          6,101,730
--------------------------------------------------------------------------------
                                                                     36,672,073
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 19.5%
--------------------------------------------------------------------------------
           76,800  ALLTEL Corp.                                       4,783,104
--------------------------------------------------------------------------------
          152,090  AT&T Corp.                                         2,895,794
--------------------------------------------------------------------------------
          105,700  BCE Inc.                                           2,502,976
--------------------------------------------------------------------------------
          139,100  BellSouth Corp.                                    3,695,887
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           70,400  CenturyTel Inc.                                 $  2,437,952
--------------------------------------------------------------------------------
          130,000  Citizens Communications
                   Company                                            1,747,200
--------------------------------------------------------------------------------
           26,500  Commonwealth Telephone
                   Enterprise Inc.                                    1,110,615
--------------------------------------------------------------------------------
          168,700  Deutsche Telekom AG ADR                            3,107,454
--------------------------------------------------------------------------------
          101,200  MCI Inc.                                           2,601,852
--------------------------------------------------------------------------------
          127,600  Philippine Long Distance
                   Telephone ADR                                      3,706,780
--------------------------------------------------------------------------------
          154,120  SBC Communications Inc.                            3,660,350
--------------------------------------------------------------------------------
          324,700  Sprint Corp.                                       8,146,723
--------------------------------------------------------------------------------
           47,900  Telecom Corp. of New Zealand
                   Ltd. ADR                                           1,608,961
--------------------------------------------------------------------------------
            6,400  Telecom Italia SpA ADR                               200,384
--------------------------------------------------------------------------------
          722,100  Telecom Italia SpA ORD                             2,254,624
--------------------------------------------------------------------------------
          302,200  Telefonos de Mexico SA de CV
                   Series L ADR                                       5,708,558
--------------------------------------------------------------------------------
          144,980  Verizon Communications                             5,009,059
--------------------------------------------------------------------------------
                                                                     55,178,273
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 20.1%
--------------------------------------------------------------------------------
          279,400  AES Corporation (The)(1)                           4,576,572
--------------------------------------------------------------------------------
          398,800  CMS Energy Corp.(1)                                6,005,928
--------------------------------------------------------------------------------
          187,900  Constellation Energy Group Inc.                   10,839,951
--------------------------------------------------------------------------------
           73,356  Dominion Resources Inc.                            5,383,597
--------------------------------------------------------------------------------
          249,900  Duke Energy Corp.                                  7,429,527
--------------------------------------------------------------------------------
           95,500  Energy East Corp.                                  2,767,590
--------------------------------------------------------------------------------
            5,000  National Grid Transco plc ADR                        243,850
--------------------------------------------------------------------------------
          430,800  National Grid Transco plc ORD                      4,173,106
--------------------------------------------------------------------------------
           80,100  OGE Energy Corp.                                   2,318,094
--------------------------------------------------------------------------------
           62,900  Public Service Enterprise
                   Group Inc.                                         3,825,578
--------------------------------------------------------------------------------
          225,500  Sempra Energy                                      9,315,405
--------------------------------------------------------------------------------
                                                                     56,879,198
--------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING -- 0.6%
--------------------------------------------------------------------------------
           20,600  Valero Energy Corp.                                1,629,666
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION -- 4.6%
--------------------------------------------------------------------------------
           56,400  Kinder Morgan, Inc.                                4,692,480
--------------------------------------------------------------------------------
          175,200  TransCanada Corp.                                  4,635,792
--------------------------------------------------------------------------------
          198,200  Williams Companies, Inc. (The)                     3,765,800
--------------------------------------------------------------------------------
                                                                     13,094,072
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.8%
--------------------------------------------------------------------------------
           84,600  America Movil SA de CV
                   Series L ADR                                       5,043,006
--------------------------------------------------------------------------------
          122,400  Nextel Communications, Inc.(1)                     3,954,744
--------------------------------------------------------------------------------
           79,200  Vodafone Group plc ADR                             1,926,144
--------------------------------------------------------------------------------
                                                                     10,923,894
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $201,545,606)                                                 277,136,356
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Utilities - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.8%

       $7,900,000  FHLMC Discount Notes,
                   2.60%, 7/1/05(2)
(Cost $7,900,000)                                                  $  7,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $209,445,606)                                                 285,036,356
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.7)%                                                (1,941,042)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $283,095,314
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $209,445,606)             $285,036,356
------------------------------------------------------------
Cash                                                                    719,341
------------------------------------------------------------
Receivable for capital shares sold                                      356,256
------------------------------------------------------------
Dividends and interest receivable                                       823,991
--------------------------------------------------------------------------------
                                                                    286,935,944
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     3,693,819
------------------------------------------------------------
Accrued management fees                                                 145,665
------------------------------------------------------------
Distribution fees payable                                                   573
------------------------------------------------------------
Service fees payable                                                        573
--------------------------------------------------------------------------------
                                                                      3,840,630
--------------------------------------------------------------------------------
NET ASSETS                                                         $283,095,314
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $265,156,761
------------------------------------------------------------
Undistributed net investment income                                     355,405
------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (58,004,483)
------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                      75,587,631
--------------------------------------------------------------------------------
                                                                   $283,095,314
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $279,935,191
------------------------------------------------------------
Shares outstanding                                                   21,093,962
------------------------------------------------------------
Net asset value per share                                                $13.27
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $3,160,123
------------------------------------------------------------
Shares outstanding                                                      238,393
------------------------------------------------------------
Net asset value per share                                                $13.26
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends (net of foreign taxes withheld $98,061)                   $ 4,244,137
------------------------------------------------------------
Interest                                                                 69,862
--------------------------------------------------------------------------------
                                                                      4,313,999
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                         752,787
------------------------------------------------------------
Distribution fees -- Advisor Class                                        2,456
------------------------------------------------------------
Service fees -- Advisor Class                                             2,456
------------------------------------------------------------
Directors' fees and expenses                                              3,410
------------------------------------------------------------
Other expenses                                                              520
--------------------------------------------------------------------------------
                                                                        761,629
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,552,370
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                           (96,142)
------------------------------------------------------------
Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies          22,401,267
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     22,305,125
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $25,857,495
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  3,552,370    $  4,284,037
------------------------------------------
Net realized gain (loss)                                (96,142)      6,594,868
------------------------------------------
Change in net unrealized appreciation                22,401,267      23,891,805
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            25,857,495      34,770,710
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                     (3,251,989)     (4,172,199)
------------------------------------------
  Advisor Class                                         (28,884)        (32,197)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (3,280,873)     (4,204,396)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------
Net increase in net assets
from capital share transactions                      64,307,977      21,019,623
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           86,884,599      51,585,937

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 196,210,715     144,624,778
--------------------------------------------------------------------------------
End of period                                      $283,095,314    $196,210,715
================================================================================

Undistributed net investment income                    $355,405         $83,908
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM)
(investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM),

                                                                    (continued)

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the fund. Distributions from net realized gains for the fund, if any, are generally declared and paid semiannually.

INDEMNIFICATIONS --Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the fund for the six months ended June 30, 2005 was 0.67% and 0.42% for the Investor
Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2005, were $67,950,715 and $7,421,223, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                6,791,919      $ 85,230,413
-----------------------------------------
Issued in reinvestment of distributions               229,020         2,934,634
-----------------------------------------
Redeemed                                           (2,022,199)      (25,099,618)
--------------------------------------------------------------------------------
Net increase                                        4,998,740      $ 63,065,429
================================================================================
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                4,214,535      $ 46,473,311
-----------------------------------------
Issued in reinvestment of distributions               341,578         3,691,796
-----------------------------------------
Redeemed                                           (2,769,126)      (29,375,615)
--------------------------------------------------------------------------------
Net increase                                        1,786,987      $ 20,789,492
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                  140,743        $1,786,482
-----------------------------------------
Issued in reinvestment of distributions                 2,206            28,299
-----------------------------------------
Redeemed                                              (45,887)         (572,233)
--------------------------------------------------------------------------------
Net increase                                           97,062        $1,242,548
================================================================================
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                   54,724         $ 599,044
-----------------------------------------
Issued in reinvestment of distributions                 2,914            31,355
-----------------------------------------
Redeemed                                              (38,365)         (400,268)
--------------------------------------------------------------------------------
Net increase                                           19,273         $ 230,131
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

                                                                    (continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

6. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $210,109,252
================================================================================
Gross tax appreciation of investments                               $77,145,925
-----------------------------------------------------
Gross tax depreciation of investments                                (2,218,821)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $74,927,104
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2004, the fund had net capital losses of $50,570,055 and
$6,674,640 expiring in 2010 and 2011, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

------
16

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------
                               2005(1)     2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $12.08     $10.02      $8.31     $11.81     $15.26     $16.46
----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.19       0.30       0.25       0.26       0.25       0.96
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         1.17       2.05       1.71      (3.49)     (3.43)     (0.35)
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.36       2.35       1.96      (3.23)     (3.18)      0.61
----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.17)     (0.29)     (0.25)     (0.27)     (0.25)     (0.98)
--------------------------
  From Net
  Realized Gains                  --         --         --         --       (0.02)     (0.83)
----------------------------------------------------------------------------------------------
  Total Distributions           (0.17)     (0.29)     (0.25)     (0.27)     (0.27)     (1.81)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $13.27     $12.08     $10.02      $8.31     $11.81     $15.26
==============================================================================================
  TOTAL RETURN(3)               11.31%     23.81%     23.96%    (27.44)%   (20.97)%     3.97%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.67%(4)      0.68%      0.69%      0.69%      0.68%      0.67%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.15%(4)      2.79%      2.85%      2.79%      1.81%      5.88%
--------------------------
Portfolio Turnover Rate             3%        31%        34%        26%        10%        32%
--------------------------
Net Assets, End of Period
(in thousands)                $279,935   $194,505   $143,403   $119,327   $199,988   $295,823
----------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
17

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                       ADVISOR CLASS
----------------------------------------------------------------------------------------------
                               2005(1)     2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $12.07     $10.01      $8.30     $11.80     $15.26     $16.46
----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.18       0.27       0.23       0.24       0.21       0.95
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         1.16       2.05       1.71      (3.49)     (3.43)     (0.38)
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.34       2.32       1.94      (3.25)     (3.22)      0.57
----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.15)     (0.26)     (0.23)     (0.25)     (0.22)     (0.94)
--------------------------
  From Net
  Realized Gains                  --         --         --         --       (0.02)     (0.83)
----------------------------------------------------------------------------------------------
  Total Distributions           (0.15)     (0.26)     (0.23)     (0.25)     (0.24)     (1.77)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $13.26     $12.07     $10.01      $8.30     $11.80     $15.26
==============================================================================================
  TOTAL RETURN(3)               11.19%     23.53%     23.68%    (27.65)%   (21.24)%     3.71%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.92%(4)      0.93%      0.94%      0.94%      0.93%      0.92%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.90%(4)      2.54%      2.60%      2.54%      1.56%      5.63%
--------------------------
Portfolio Turnover Rate             3%        31%        34%        26%        10%        32%
--------------------------
Net Assets, End of Period
(in thousands)                  $3,160     $1,706     $1,222     $1,100     $2,956     $4,540
----------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
18

Approval of Management Agreement for Utilities

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process--referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Utilities (the "fund") and the services provided to the fund under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.
In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund

                                                                    (continued)

------
19

Approval of Management Agreement for Utilities

and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. Further, the
Portfolio

                                                                    (continued)

------
20

Approval of Management Agreement for Utilities

Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Utilities's performance fell below the median for both one and three year periods during part of the past year. The board discussed Utilities's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor

                                                                    (continued)

------
21

Approval of Management Agreement for Utilities

generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the fee breakpoints of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was well below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

                                                                    (continued)

------
22

Approval of Management Agreement for Utilities

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
23

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

The FUND BENCHMARK consists of approximately 120 utilities stocks that meet the fund's investment criteria. The benchmark's composition is approximately 50%
electric and natural gas, 45% telecommunications, and 5% other utilities-related companies.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in
Lipper Inc.'s utilities fund category. Each fund in the category is at least 65%
invested in utilities stocks.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000 UTILITIES INDEX, a sub-index of the Russell 1000 Index, is a capitalization-weighted index of companies in industries heavily affected by government regulation, including among others, basic public service providers
(electricity, gas and water), telecommunication services, and oil and gas companies.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0508                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44731N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   August 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   August 29, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   August 29, 2005